UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2019

     MFS® Commodity Strategy Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

CMS-SEM

MFS® Commodity Strategy Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no-deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (c)(i)

Fixed income sectors (i)
Investment Grade Corporates	33.0%
U.S. Treasury Securities	28.2%
Collateralized Debt Obligations	8.7%
Asset-Backed Securities	8.3%
Commercial Mortgage-Backed Securities	5.0%
Emerging Markets Bonds	2.5%
Non-U.S. Government Bonds	1.5%
Residential Mortgage-Backed Securities	1.0%
Mortgage-Backed Securities	0.5%
Municipal Bonds	0.4%
U.S. Government Agencies	0.1%

Composition including fixed income credit quality (a)(i)
AAA	8.4%
AA	12.4%
A	13.6%
BBB	23.2%
U.S. Government	25.0%
Federal Agencies	0.6%
Not Rated	6.0%
Non-Fixed Income	98.7%
Cash & Cash Equivalents	14.1%
Other	(102.0)%

Commodity exposure (c)(i)

2

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(c)

MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity linked derivatives (such as commodity-linked futures, options, and/or swaps). The Subsidiary’s investments in commodity-linked derivatives are leveraged (i.e. involves investment exposure greater than the amount of the investment). For more information about commodity-linked derivatives and the risks of investing in such derivatives, please see the fund’s prospectus.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

The fund invests a portion of its assets in the MFS Commodity Strategy Portfolio, a wholly-owned subsidiary of the fund. Percentages reflect exposure to the underlying holdings of the MFS Commodity Strategy Portfolio and not to the exposure from investing directly in the MFS Commodity Strategy Portfolio itself.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2018 through April 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	1.08%	$1,000.00	$990.42	$5.33
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41
B	Actual	1.83%	$1,000.00	$986.92	$9.02
	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$9.15
C	Actual	1.83%	$1,000.00	$986.82	$9.01
	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$9.15
I	Actual	0.83%	$1,000.00	$992.63	$4.10
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
R1	Actual	1.83%	$1,000.00	$986.82	$9.01
	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$9.15
R2	Actual	1.33%	$1,000.00	$988.82	$6.56
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66
R3	Actual	1.08%	$1,000.00	$991.66	$5.33
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41
R4	Actual	0.83%	$1,000.00	$992.63	$4.10
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
R6	Actual	0.83%	$1,000.00	$992.60	$4.10
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

CONSOLIDATED PORTFOLIO OF INVESTMENTS

4/30/19 (unaudited)

The Consolidated Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 85.6%

Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 22.9%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 4.147% (LIBOR - 3mo. + 1.55%), 7/15/2026 (n)	$1,167,000	$1,165,813
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.747% (LIBOR - 3mo. + 2.15%), 7/15/2026 (n)	1,518,000	1,514,931
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 4.191% (LIBOR -3mo. + 1.6%), 7/20/2026 (n)	1,183,000	1,183,904
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	376,000	372,129
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 4.191% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	252,269	249,681
ALM Loan Funding CLO, 2015-12A, “A2A2”, FLR, 3.951% (LIBOR -3mo. + 1.35%), 4/16/2027 (n)	2,726,878	2,690,585
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.497% (LIBOR -3mo. + 1.9%), 7/15/2027 (n)	1,497,569	1,484,073
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,265,000	1,269,321
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.93% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,150,000	1,150,881
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	2,690,000	2,722,720
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 4.191% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,340,314
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 4.491% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	579,877	554,717
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 4.022% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,177,240	1,180,442
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.573% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	1,512,000	1,504,590
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.822% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,181,173	1,181,542
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 3.972% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	1,635,470	1,635,470
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.938%, 12/15/2051 (i)(z)	19,666,350	1,190,044
BSPRT, 2018-FL4 Issuer Ltd., FLR, 4.572% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,813,000	1,816,385
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	1,460,092	1,471,126
BXMT Ltd., 2017-FL1 “A”, FLR, 3.343% (LIBOR - 1mo. + 0.87%), 6/15/2035 (n)	1,415,000	1,412,360

6

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	$2,715,000	$2,727,473
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.471%, 5/10/2050 (i)	12,036,863	900,360
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.622% (LIBOR -1mo. + 1.15%), 3/15/2028 (n)	128,471	128,619
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	832,000	830,214
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	372,000	370,888
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	536,000	532,890
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	578,000	572,323
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	709,000	701,405
CNH Equipment Trust, 2016-C, “A4”, 1.76%, 9/15/2023	1,855,638	1,833,224
Colony Starwood Homes, 2016-2A, “A”, FLR, 3.722% (LIBOR - 1mo. + 1.25%), 12/17/2033 (n)	870,615	870,613
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	685,269	684,498
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	820,000	818,790
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	546,852	545,947
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	1,822,000	1,816,626
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.816% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,261,829	2,256,880
Cutwater Ltd., 2014-1A, “A2R”, FLR, 4.296% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	2,250,000	2,247,709
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	510,000	508,142
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,616,000	1,639,577
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	555,000	551,880
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	905,000	907,864
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	998,805	999,024
DT Auto Owner Trust, 2017-2A, “D”, 3.89%, 1/15/2023 (n)	1,290,000	1,296,926
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	901,000	901,176
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	576,000	580,785
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	111,483	111,271
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 4.199% (LIBOR - 1mo. + 1.7%), 4/15/2036 (z)	1,788,500	1,790,744
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	1,385,000	1,383,543
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	1,825,000	1,838,703
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 4.096% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	2,050,000	2,043,801
Flagship CLO, 2014-8A, “BRR”, FLR, 4.001% (LIBOR - 3mo. + 1.4%), 1/16/2026 (z)	1,598,837	1,587,442

7

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	$1,301	$1,301
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,602,000	1,598,344
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.837% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)	1,471,500	1,471,497
Freedom Financial, 2019-1, “A”, 3.42%, 6/18/2026 (z)	759,000	759,217
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,010,000	1,006,508
Granite Point Mortgage Trust, Inc., FLR, 3.387% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	2,152,704	2,153,378
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	2,104,000	2,130,263
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.046%, 5/10/2050 (i)	10,970,881	765,294
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.134%, 8/10/2050 (i)	11,420,030	814,011
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	203,167	202,966
Hertz Fleet Lease Funding LP, 2017-1, “A2”, 2.13%, 4/10/2031 (n)	1,610,591	1,605,592
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	862,000	868,651
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	495,000	498,772
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 3.423% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	953,000	945,812
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 3.323% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,683,753	1,672,373
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	1,791,104	1,838,772
JPMorgan Chase Commercial Mortgage Securities Corp., 1.228%, 9/15/2050 (i)	13,042,618	835,686
KKR Real Estate Financial Trust, Inc. Ltd., 2018-FL1, “C”, FLR, 4.472% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,177,500	1,186,126
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.972% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	1,731,000	1,730,996
LoanCore Ltd., 2018-CRE1, “C”, FLR, 5.022% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	577,000	579,162
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.996% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	2,652,449	2,632,190
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.496% (LIBOR -3mo. + 0.9%), 4/15/2028 (n)	1,283,932	1,273,070
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.091% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,174,539	2,153,861
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.8% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	2,590,000	2,555,480
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 4.7% (LIBOR - 3mo. + 2.1%), 1/18/2027 (n)	805,000	803,717
Man GLG U.S. CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 5.046% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,019,578	2,013,441

8

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.431%, 5/15/2050 (i)	$11,917,635	$884,909
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.443%, 6/15/2050 (i)	4,676,343	367,519
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.867%, 12/15/2051 (i)	16,471,411	1,082,122
Mountain Hawk CLO Ltd., 2013-2A, “BR”, FLR, 4.191% (LIBOR -3mo. + 1.6%), 7/20/2024 (n)	1,809,670	1,809,686
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.4% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	2,325,000	2,323,872
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028 (n)	1,027,000	1,026,148
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.551%, 7/25/2028 (n)	1,072,000	1,069,840
Nationstar HECM Loan Trust, 2018-3, “A”, 3.554%, 11/25/2028 (n)	1,467,234	1,462,710
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “B”, FLR, 3.276% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	302,000	302,497
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “C”, FLR, 3.526% (LIBOR - 1mo. + 1.05%), 9/25/2023 (n)	340,000	340,842
Neuberger Berman CLO Ltd., 2015-20A, “BR”, 3.846%, 1/15/2028 (z)	2,729,000	2,664,085
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 4.191% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	1,515,565	1,462,113
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	938,000	935,309
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	766,000	765,230
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 5.141% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	1,149,000	1,147,965
OCP CLO Ltd., 2015-10A, “A2R”, FLR, 3.886% (LIBOR - 3mo. + 1.3%), 10/26/2027 (z)	2,211,957	2,188,039
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	1,525,000	1,514,654
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	1,048,217	1,047,424
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 3.131% (LIBOR -1mo. + 0.65%), 11/10/2020 (n)	232,046	232,119
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	820,000	825,498
PFS Financing Corp., 2017-C, “A”, FLR, 2.942% (LIBOR - 1mo. + 0.47%), 10/15/2021 (n)	670,000	669,401
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	769,000	768,397
Santander Drive Auto Receivables Trust, 2018-1, “B”, 2.63%, 7/15/2022	1,246,000	1,244,944

9

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	$866,000	$864,261
Shackelton Ltd., CLO, 2013-4RA, “B”, FLR, 4.496% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	722,762	699,833
Shelter Growth CRE, 2018-FL1, “A”, FLR, 3.472% (LIBOR - 1mo. + 1%), 1/15/2035 (z)	510,562	511,038
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	186,618	185,973
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 3.642% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	1,514,489	1,510,752
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 4.791% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	1,143,000	1,142,960
TICP Ltd., CLO, 2018-3R, “B”, FLR, 3.941% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	681,356	670,974
TICP Ltd., CLO, 2018-3R, “C”, FLR, 4.391% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,195,706	1,162,034
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 3.922% (LIBOR -1mo. + 1.45%), 11/15/2037 (n)	1,914,000	1,917,004
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	1,020,915	1,009,324
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.022%, 11/15/2050 (i)	7,924,307	486,545
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.01%, 12/15/2051 (i)	8,078,694	593,202
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	368,963	367,906
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	769,000	764,263
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	112,024	111,882
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023 (n)	1,034,809	1,036,775
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	1,174,000	1,163,155
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	2,276,538	2,333,872

		$137,833,921
Automotive - 1.5%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$1,639,000	$1,651,542
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	984,000	1,009,676
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,251,000	1,276,473
Harley-Davidson Financial Services, FLR, 3.555% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	1,473,000	1,472,779
Hyundai Capital America, 3.75%, 7/08/2021 (n)	1,082,000	1,091,623
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	1,177,000	1,193,347
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	1,177,000	1,201,894

		$8,897,334

10

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - 0.4%
Fox Corp., 3.666%, 1/25/2022 (n)	$716,000	$730,978
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	1,512,000	1,524,490

		$2,255,468
Brokerage & Asset Managers - 0.9%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$3,060,000	$3,057,278
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,520,000	2,521,610

		$5,578,888
Cable TV - 1.0%
Comcast Corp., 3.45%, 10/01/2021	$1,507,000	$1,534,733
NBCUniversal Media LLC, 4.375%, 4/01/2021	1,800,000	1,856,197
Time Warner Cable, Inc., 5%, 2/01/2020	2,308,000	2,340,434

		$5,731,364
Chemicals - 0.2%
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	$1,003,000	$1,064,358

Computer Software - 0.7%
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	$2,707,000	$2,772,367
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (n)	1,422,000	1,437,617

		$4,209,984
Conglomerates - 1.4%
Roper Technologies, Inc., 2.8%, 12/15/2021	$508,000	$506,631
United Technologies Corp., 3.1%, 6/01/2022	881,000	887,097
United Technologies Corp., 3.65%, 8/16/2023	3,088,000	3,165,198
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,892,000	2,972,891
Westinghouse Air Brake Technologies Corp., FLR, 3.91% (LIBOR - 3mo. + 1.05%), 9/15/2021	754,000	754,371

		$8,286,188
Consumer Products - 0.4%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$2,414,000	$2,374,660

Consumer Services - 0.4%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$1,489,291
QVC, Inc., 5.125%, 7/02/2022	1,156,000	1,208,740

		$2,698,031
Electrical Equipment - 0.2%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$1,408,000	$1,405,880

11

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3%, 1/15/2022	$3,985,000	$3,961,230
Broadcom, Inc., 3.125%, 4/15/2021 (n)	1,550,000	1,549,302
Microchip Technology, Inc., 3.922%, 6/01/2021 (n)	2,558,000	2,594,837

		$8,105,369
Emerging Market Quasi-Sovereign - 0.6%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,716,000	$1,777,879
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	1,170,000	1,170,351
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	858,000	925,441

		$3,873,671
Energy - Integrated - 1.1%
BP Capital Markets PLC, 2.521%, 1/15/2020	$806,000	$805,220
Cenovus Energy, Inc., 3%, 8/15/2022	2,172,000	2,144,564
Cenovus Energy, Inc., 3.8%, 9/15/2023	593,000	596,154
Eni S.p.A., 4%, 9/12/2023 (n)	740,000	758,574
Shell International Finance B.V., 1.375%, 5/10/2019	2,500,000	2,499,350

		$6,803,862
Entertainment - 0.1%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$836,000	$832,960

Financial Institutions - 1.5%
AerCap Ireland Capital Ltd., 4.45%, 12/16/2021	$1,723,000	$1,769,958
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (z)	1,818,000	1,821,727
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (z)	1,131,000	1,123,796
GE Capital International Funding Co., 2.342%, 11/15/2020	4,269,000	4,222,825

		$8,938,306
Food & Beverages - 0.7%
Conagra Brands, Inc., 3.8%, 10/22/2021	$1,039,000	$1,059,335
Conagra Brands, Inc., FLR, 3.341% (LIBOR - 3mo. + 0.75%), 10/22/2020	742,000	742,240
Constellation Brands, Inc., FLR, 3.383% (LIBOR - 3mo. + 0.7%), 11/15/2021	739,000	739,559
Diageo PLC, 3%, 5/18/2020	967,000	970,730
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	480,000	504,992

		$4,016,856
Health Maintenance Organizations - 0.3%
Halfmoon Parent, Inc., FLR, 3.264% (LIBOR - 3mo. + 0.65%), 9/17/2021 (n)	$1,496,000	$1,496,390

12

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Industrial - 0.1%
Century Housing Corp., 3.995%, 11/01/2021	$691,000	$692,784

Insurance - 0.6%
American International Group, Inc., 2.3%, 7/16/2019	$1,182,000	$1,181,100
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,200,000	2,185,967

		$3,367,067
Insurance - Health - 0.3%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$1,775,000	$1,758,333

Insurance - Property & Casualty - 0.3%
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	$1,522,000	$1,521,203

International Market Quasi-Sovereign - 1.1%
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$1,230,000	$1,225,006
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	1,980,000	1,970,116
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	580,000	578,570
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	2,010,000	1,979,233
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	720,000	708,810

		$6,461,735
Internet - 0.5%
Baidu, Inc., 2.75%, 6/09/2019	$539,000	$538,945
Baidu, Inc., 3.875%, 9/29/2023	2,225,000	2,266,621

		$2,805,566
Local Authorities - 0.4%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$2,390,000	$2,377,156

Machinery & Tools - 0.3%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,931,000	$1,973,413

Major Banks - 7.1%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$3,685,000	$3,671,808
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	5,181,000	5,309,276
Commonwealth Bank of Australia, 2.3%, 9/06/2019	1,725,000	1,723,047
Credit Agricole, “A”, FLR, 4.014% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	750,000	760,351
Credit Suisse Group AG, 3.8%, 9/15/2022	1,764,000	1,800,569
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	2,060,000	2,077,184
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	1,910,000	1,894,037
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	2,661,000	2,679,834

13

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	$957,000	$956,724
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	2,839,000	2,857,482
KeyBank N.A., 3.3%, 2/01/2022	772,000	783,681
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	449,000	450,350
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	1,593,000	1,619,131
National Australia Bank Ltd., 1.375%, 7/12/2019	1,100,000	1,097,439
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	1,150,000	1,152,695
PNC Bank N.A., 2.25%, 7/02/2019	1,140,000	1,139,225
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR
(LIBOR - 3mo. + 1.762%) to 3/22/2025	1,282,000	1,306,994
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	2,200,000	2,191,750
Svenska Handelsbanken AB, 2.25%, 6/17/2019	1,725,000	1,723,922
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	4,587,000	4,614,949
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	3,100,000	3,106,917

		$42,917,365
Medical & Health Technology & Services - 0.3%
Becton, Dickinson and Co., 2.404%, 6/05/2020	$796,000	$791,832
Becton, Dickinson and Co., 2.894%, 6/06/2022	948,000	945,480

		$1,737,312
Medical Equipment - 0.4%
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	$1,894,000	$1,890,259
Zimmer Biomet Holdings, Inc., FLR, 3.375% (LIBOR - 3mo. + 0.75%), 3/19/2021	356,000	354,870

		$2,245,129
Metals & Mining - 0.5%
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	$729,000	$760,347
Glencore Funding LLC, 3%, 10/27/2022 (n)	610,000	603,423
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,280,000	1,297,956
Vale Overseas Ltd., 4.375%, 1/11/2022	285,000	289,987

		$2,951,713
Midstream - 0.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$1,661,000	$1,679,319
El Paso LLC, 6.5%, 9/15/2020	1,874,000	1,962,304
MPLX LP, 3.375%, 3/15/2023	471,000	473,872

		$4,115,495

14

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - 0.5%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$307,931	$316,996
Fannie Mae, 4%, 3/01/2025	27,470	28,414
Fannie Mae, 3%, 12/01/2031	601,951	606,346
Fannie Mae, 2%, 5/25/2044	1,765,277	1,728,928
Freddie Mac, 1.017%, 4/25/2024 (i)	127,600	4,498
Freddie Mac, 4%, 7/01/2025	211,148	218,863

		$2,904,045
Municipals - 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$3,058,000	$2,689,328

Oils - 0.1%
Phillips 66, FLR, 3.246% (LIBOR - 3mo. + 0.6%), 2/26/2021	$839,000	$839,060

Other Banks & Diversified Financials - 3.5%
American Express Co., 3.7%, 11/05/2021	$1,473,000	$1,504,414
Banque Federative du Credit Mutuel S.A., 2.2%, 7/20/2020 (n)	1,854,000	1,840,510
Branch Banking & Trust Co., 1.45%, 5/10/2019	1,570,000	1,569,529
Capital One Financial Corp., 2.4%, 10/30/2020	590,000	587,228
Compass Bank, 3.5%, 6/11/2021	1,498,000	1,513,684
Compass Bank, 2.875%, 6/29/2022	2,837,000	2,822,584
Discover Bank, 3.1%, 6/04/2020	1,190,000	1,193,284
First Republic Bank, 2.375%, 6/17/2019	278,000	277,860
Groupe BPCE S.A., 2.5%, 7/15/2019	1,234,000	1,233,346
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,193,000	1,218,380
Groupe BPCE S.A., FLR, 3.836% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,193,000	1,193,491
Intesa Sanpaolo S.p.A., FLR, 3.218% (LIBOR - 3mo. + 0.63%), 7/17/2019	3,136,000	3,136,301
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,297,000	1,366,790
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,342,000	1,342,225

		$20,799,626
Pharmaceuticals - 2.1%
Actavis Funding SCS, 3%, 3/12/2020	$1,058,000	$1,058,141
Actavis Funding SCS, 3.45%, 3/15/2022	2,322,000	2,333,763
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	2,275,000	2,286,506
Celgene Corp., 2.875%, 8/15/2020	1,912,000	1,913,721
Celgene Corp., 2.75%, 2/15/2023	1,297,000	1,284,833
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	2,740,000	2,729,463
Takeda Pharmaceutical Co. Ltd., 3.8%, 11/26/2020 (n)	1,031,000	1,045,090

		$12,651,517

15

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Printing & Publishing - 0.2%
Moody’s Corp., 3.25%, 6/07/2021	$1,266,000	$1,277,577

Retailers - 0.4%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$1,786,000	$1,780,099
Macy’s Retail Holdings, Inc., 3.875%, 1/15/2022	580,000	584,485

		$2,364,584
Supranational - 0.2%
Corporacion Andina de Fomento, 2%, 5/10/2019	$1,180,000	$1,179,776

Telecommunications - Wireless - 1.2%
American Tower Corp., REIT, 2.8%, 6/01/2020	$573,000	$573,008
American Tower Corp., REIT, 2.25%, 1/15/2022	2,250,000	2,216,325
American Tower Corp., REIT, 3%, 6/15/2023	1,462,000	1,457,964
Crown Castle International Corp., 3.4%, 2/15/2021	610,000	614,678
Crown Castle International Corp., 3.15%, 7/15/2023	755,000	755,540
SBA Tower Trust, 2.877%, 7/09/2021 (n)	660,000	656,358
SBA Tower Trust, 2.898%, 10/15/2044 (n)	878,000	877,122

		$7,150,995
Tobacco - 1.1%
B.A.T Capital Corp., 2.297%, 8/14/2020	$2,011,000	$1,995,596
B.A.T Capital Corp., 2.764%, 8/15/2022	708,000	697,959
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	3,866,000	3,856,137

		$6,549,692
Transportation - Services - 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$2,400,000	$2,396,484

U.S. Government Agencies and Equivalents - 0.1%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$750,000	$749,459
Small Business Administration, 2.25%, 7/01/2021	110,662	110,609

		$860,068
U.S. Treasury Obligations - 24.9%
U.S. Treasury Notes, 1.25%, 5/31/2019 (f)(s)	$15,000,000	$14,985,532
U.S. Treasury Notes, 0.875%, 7/31/2019 (f)(s)	15,000,000	14,940,820
U.S. Treasury Notes, 1%, 9/30/2019 (f)(s)	15,000,000	14,912,572
U.S. Treasury Notes, 1%, 11/15/2019 (f)(s)	15,000,000	14,882,813
U.S. Treasury Notes, 1.375%, 10/31/2020	38,541,000	38,006,545
U.S. Treasury Notes, 2.375%, 3/15/2021 (f)	8,081,000	8,092,995
U.S. Treasury Notes, 2.25%, 3/31/2021	14,000,000	13,991,797
U.S. Treasury Notes, 2.625%, 6/15/2021	29,872,000	30,096,040

		$149,909,114

16

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - 2.3%
Dominion Energy, Inc., 2.962%, 7/01/2019	$780,000	$779,998
Dominion Energy, Inc., 2.579%, 7/01/2020	1,136,000	1,131,265
Emera U.S. Finance LP, 2.15%, 6/15/2019	1,165,000	1,163,722
Emera U.S. Finance LP, 2.7%, 6/15/2021	468,000	464,894
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,820,000	2,786,819
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,755,000	2,861,756
Eversource Energy, 2.5%, 3/15/2021	730,000	726,153
FirstEnergy Corp., 2.85%, 7/15/2022	581,000	576,871
NextEra Energy, Inc., 2.9%, 4/01/2022	1,411,000	1,417,100
WEC Energy Group, Inc., 3.375%, 6/15/2021	1,056,000	1,068,702
WEC Energy Group, Inc., 3.1%, 3/08/2022	826,000	831,969

		$13,809,249
Total Bonds (Identified Cost, $513,149,456)		$514,708,876

Investment Companies (h) - 6.1%
Money Market Funds - 6.1%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $36,607,955)	36,612,902	$36,612,902

Short-Term Obligations (s)(y) - 2.7%
Bank of Montreal/Chicago Branch, 2.45%, due 5/03/2019	$1,000,000	$1,000,000
Cisco Systems, Inc., 2.42%, due 5/16/2019	4,000,000	3,995,967
Exxon Mobil Corp., 2.41%, due 5/03/2019	4,000,000	3,999,464
Freddie Mac, 2.35%, due 5/01/2019	152,000	152,000
Intel Corp., 2.44%, due 5/17/2019	3,000,000	2,996,747
Siemens Capital Co. LLC, 2.45%, due 5/06/2019	4,000,000	3,998,639
Total Short-Term Obligations (Identified Cost, $16,142,817)		$16,142,817

Other Assets, Less Liabilities - 5.6%		33,553,286
Net Assets - 100.0%		$601,017,881

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and uncleared swap agreements.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $36,612,902 and $530,851,693, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $190,997,862, representing 31.8% of net assets.

17

Consolidated Portfolio of Investments (unaudited) – continued

(s)	All or a portion of security is held by a wholly-owned subsidiary. See Note 2 of the Notes to Consolidated Financial Statements for details of the wholly-owned subsidiary.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(y)	The rate shown represents an annualized yield at time of purchase.
(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022	4/11/19-4/12/19	$1,817,202	$1,821,727
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024	4/11/19-4/12/19	1,124,955	1,123,796
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.938%, 12/15/2051	12/06/18	1,188,892	1,190,044
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 4.199% (LIBOR - 1mo. + 1.7%), 4/15/2036	4/04/19	1,788,500	1,790,744
Flagship CLO, 2014-8A, “BRR”, FLR, 4.001% (LIBOR - 3mo. + 1.4%), 1/16/2026	2/07/19	1,589,146	1,587,442
Freedom Financial, 2019-1, “A”, 3.42%, 6/18/2026	4/25/19	758,950	759,217
Neuberger Berman CLO Ltd., 2015-20A, “BR”, 3.846%, 1/15/2028	11/15/17	2,729,000	2,664,085
OCP CLO Ltd., 2015-10A, “A2R”, FLR, 3.886% (LIBOR - 3mo. + 1.3%), 10/26/2027	11/27/17	2,211,957	2,188,039
Shelter Growth CRE, 2018-FL1, “A”, FLR, 3.483% (LIBOR - 1mo. + 1%), 1/15/2035	4/26/19	511,359	511,038
Total Restricted Securities			$13,636,132
% of Net assets			2.3%

The following abbreviations are used in this report and are defined:

BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum.
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.

18

Consolidated Portfolio of Investments (unaudited) – continued

BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.
BCOMGOT	Bloomberg Gas and Oil Subindex Total Return, this index is composed of futures contracts on gas and oil.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMZSTR	Bloomberg Zinc Subindex Total Return, this index is composed of futures contracts on zinc.
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SPGCCCTR	S&P GSCI Cocoa Index Total Return

Derivative Contracts at 4/30/19

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	90	$19,170,703	June - 2019	$53,120

19

Consolidated Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements

Maturity Date		Notional Amount		Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives

Total Return Swaps
5/31/19	USD	6,077,757	(Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMSBTR (floating rate)	$13,422	$—	$13,422
6/17/19	USD	3,499,509	(Short)	Merrill Lynch International	3 month T-Bill + 0%	BCOMBOTR (floating rate)	7,588	—	7,588
8/21/19	USD	4,410,720	(Short)	Merrill Lynch International	3 month T-Bill + 0.04%	BCOMKCTR (floating rate)	9,849	—	9,849
1/08/20	USD	6,604,191	(Short)	Merrill Lynch International	3 month T-Bill + 0%	BCOMSMT (floating rate)	14,390	—	14,390
2/28/20	USD	5,235,975	(Short)	Merrill Lynch International	3 month T-Bill + 0.04%	BCOMKWT (floating rate)	12,449	—	12,449
4/14/20	USD	4,728,460	(Short)	Merrill Lynch International	3 month T-Bill + 0%	BCOMCNTR (floating rate)	10,039	—	10,039
4/22/20	USD	6,540,589	(Short)	Morgan Stanley	3 month T-Bill + 0.01%	BCOMWHTR (floating rate)	14,902	—	14,902
6/04/20	USD	10,000,000	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	4,724	—	4,724
6/04/20	USD	75,000,000	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	26,824	—	26,824

							$114,187	$—	$114,187

Liability Derivatives

Total Return Swaps
6/17/19	USD	3,954,429	(Long)	JPMorgan Chase Bank N.A.	BCOMGCTR (floating rate)	3 month T-Bill + 0.07%	$(8,666)	$—	$(8,666)
6/17/19	USD	4,651,618	(Long)	JPMorgan Chase Bank N.A.	BCOMNGTR (floating rate)	3 month T-Bill + 0.08%	(10,692)	—	(10,692)
7/12/19	USD	73,121,974	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	(163,725)	—	(163,725)
7/26/19	USD	12,399,810	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(27,293)	—	(27,293)
8/21/19	USD	11,603,374	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(25,804)	—	(25,804)
8/21/19	USD	57,444,034	(Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(126,641)	—	(126,641)
8/21/19	USD	9,574,006	(Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.12%	(21,326)	—	(21,326)
8/21/19	USD	30,626,424	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	(68,575)	—	(68,575)
8/21/19	USD	67,018,040	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(147,510)	—	(147,510)
9/23/19	USD	7,164,897	(Long)	JPMorgan Chase Bank N.A.	BCOMCTTR (floating rate)	3 month T-Bill + 0.15%	(16,320)	—	(16,320)
10/28/19	USD	9,317,395	(Long)	JPMorgan Chase Bank N.A.	BCOMZSTR (floating rate)	3 month T-Bill + 0.09%	(20,927)	—	(20,927)
11/19/19	USD	1,738,177	(Long)	JPMorgan Chase Bank N.A.	BCOMALTR (floating rate)	3 month T-Bill + 0.09%	(4,078)	—	(4,078)
11/19/19	USD	4,248,469	(Long)	JPMorgan Chase Bank N.A.	SPGCCCTR (floating rate)	3 month T-Bill + 0.09%	(8,922)	—	(8,922)
11/26/19	USD	15,658,337	(Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(34,823)	—	(34,823)
12/19/19	USD	8,662,648	(Long)	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	3 month T-Bill + 0.08%	(17,603)	—	(17,603)
12/19/19	USD	6,771,849	(Long)	Merrill Lynch International	BCOMFCT (floating rate)	3 month T-Bill + 0.15%	(15,867)	—	(15,867)

20

Consolidated Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements – continued

Maturity Date		Notional Amount		Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued

Total Return Swaps - continued
1/08/20	USD	17,537,244	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.12%	$(39,158)	$—	$(39,158)
1/08/20	USD	18,568,846	(Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(41,298)	—	(41,298)
2/20/20	USD	20,968,816	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(46,154)	—	(46,154)
3/19/20	USD	56,437,385	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.12%	(126,011)	—	(126,011)
4/14/20	USD	5,946,600	(Long)	JPMorgan Chase Bank N.A.	BCOMHGTR (floating rate)	3 month T-Bill + 0.08%	(13,130)	—	(13,130)
4/14/20	USD	8,281,624	(Long)	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.07%	(17,073)	—	(17,073)
4/14/20	USD	8,294,997	(Long)	Merrill Lynch International	BCOMGOT (floating rate)	3 month T-Bill + 0.09%	(17,390)	—	(17,390)
4/22/20	USD	21,605,568	(Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(47,857)	—	(47,857)
4/22/20	USD	6,889,711	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(15,165)	—	(15,165)
4/22/20	USD	21,605,568	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.12%	(48,239)	—	(48,239)
4/22/20	USD	6,697,583	(Long)	Citibank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.11%	(13,319)	—	(13,319)
4/22/20	USD	20,623,497	(Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(46,229)	—	(46,229)
6/04/20	USD	9,000,000	(Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(655)	—	(655)

							$(1,190,450)	$—	$(1,190,450)

At April 30, 2019, the fund had liquid securities with an aggregate value of $56,328,870 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Consolidated Financial Statements

21

Financial Statements

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

At 4/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $529,292,273)	$530,851,693
Investments in affiliated issuers, at value (identified cost, $36,607,955)	36,612,902
Cash	34,636,387
Receivables for
Due from uncleared swap brokers	3,921,166
Net daily variation margin on open futures contracts	9,126
Fund shares sold	459,163
Interest	2,628,478
Uncleared swaps, at value	114,187
Other assets	1,855
Total assets	$609,234,957

Liabilities
Payables for
Due to uncleared swap brokers	$4,363,823
Investments purchased	2,517,567
Uncleared swaps, at value	1,190,450
Payable to affiliates
Investment adviser	24,874
Shareholder servicing costs	138
Distribution and service fees	13
Payable for independent Trustees’ compensation	51
Accrued expenses and other liabilities	120,160
Total liabilities	$8,217,076
Net assets	$601,017,881

Net assets consist of
Paid-in capital	$712,137,469
Total distributable earnings (loss)	(111,119,588)
Net assets	$601,017,881
Shares of beneficial interest outstanding	110,630,395

22

Consolidated Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$207,139	38,127	$5.43
Class B	48,828	9,021	5.41
Class C	60,229	11,126	5.41
Class I	73,510	13,532	5.43
Class R1	48,767	9,009	5.41
Class R2	48,941	9,026	5.42
Class R3	49,028	9,035	5.43
Class R4	49,114	9,044	5.43
Class R6	600,432,325	110,522,475	5.43

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.76 [100 / 94.25 x $5.43]. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Consolidated Financial Statements

23

Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS

Six months ended 4/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$8,190,212
Dividends from affiliated issuers	528,569
Foreign taxes withheld	(413)
Total investment income	$8,718,368
Expenses
Management fee	$2,182,472
Distribution and service fees	1,032
Shareholder servicing costs	573
Administrative services fee	44,889
Independent Trustees’ compensation	6,790
Custodian fee	24,284
Shareholder communications	5,526
Audit and tax fees	46,527
Legal fees	4,341
Miscellaneous	122,473
Total expenses	$2,438,907
Reduction of expenses by investment adviser	(28,649)
Net expenses	$2,410,258
Net investment income (loss)	$6,308,110

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$44,483
Affiliated issuers	1,821
Futures contracts	79,674
Swap agreements	(16,623,924)
Net realized gain (loss)	$(16,497,946)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$5,636,443
Affiliated issuers	625
Futures contracts	106,790
Swap agreements	406,298
Net unrealized gain (loss)	$6,150,156
Net realized and unrealized gain (loss)	$(10,347,790)
Change in net assets from operations	$(4,039,680)

See Notes to Consolidated Financial Statements

24

Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/19 (unaudited)	Year ended 10/31/18

From operations
Net investment income (loss)	$6,308,110	$8,802,961
Net realized gain (loss)	(16,497,946)	(17,795,994)
Net unrealized gain (loss)	6,150,156	(5,986,791)
Change in net assets from operations	$(4,039,680)	$(14,979,824)
Total distributions to shareholders	$(18,500,721)	$(18,500,745)
Change in net assets from fund share transactions	$35,283,673	$29,680,123
Total change in net assets	$12,743,272	$(3,800,446)

Net assets
At beginning of period	588,274,609	592,075,055
At end of period	$601,017,881	$588,274,609

See Notes to Consolidated Financial Statements

25

Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/19		Year ended
Class A			10/31/18	10/31/17		10/31/16		10/31/15		10/31/14 (z)		4/30/14
	(unaudited)
Net asset value, beginning of period	$5.65		$6.00	$5.89		$5.93		$7.88		$9.28		$9.09

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.07	$0.03	(c)	$0.01		$(0.00	)(w)	$(0.01)		$(0.00	)(w)
Net realized and unrealized gain (loss)	(0.11)		(0.25)	0.10		(0.05	)(g)	(1.95)		(1.39)		0.22
Total from investment operations	$(0.06)		$(0.18)	$0.13		$(0.04)		$(1.95)		$(1.40)		$0.22

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.17)	$(0.02)		$(0.00	)(w)	$—		$—		$(0.03)
Net asset value, end of period (x)	$5.43		$5.65	$6.00		$5.89		$5.93		$7.88		$9.28
Total return (%) (r)(s)(t)(x)	(0.96	)(n)	(2.98)	2.25	(c)	(0.61)		(24.75)		(15.09	)(n)	2.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.09	1.06	(c)	1.07		1.08		1.10	(a)	1.06
Expenses after expense reductions (f)	1.08	(a)	1.08	1.05	(c)	1.06		1.07		1.10	(a)	1.05
Net investment income (loss)	1.93	(a)	1.22	0.58	(c)	0.21		(0.00	)(w)	(0.20	)(a)	(0.05)
Portfolio turnover	20	(n)	72	51		32		51		21	(n)	43
Net assets at end of period (000 omitted)	$207		$63	$49		$48		$48		$97		$114

See Notes to Consolidated Financial Statements

26

Consolidated Financial Highlights – continued

	Six months ended 4/30/19		Year ended 10/31/18 (i)
Class B
	(unaudited)
Net asset value, beginning of period	$5.64		$5.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.02
Net realized and unrealized gain (loss)	(0.10)		(0.09)
Total from investment operations	$(0.07)		$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.16)		$—
Net asset value, end of period (x)	$5.41		$5.64
Total return (%) (r)(s)(t)(x)	(1.31	)(n)	(1.23	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.94	(a)
Expenses after expense reductions (f)	1.83	(a)	1.93	(a)
Net investment income (loss)	1.15	(a)	1.34	(a)
Portfolio turnover	20	(n)	72
Net assets at end of period (000 omitted)	$49		$52

	Six months ended 4/30/19		Year ended 10/31/18 (i)
Class C
	(unaudited)
Net asset value, beginning of period	$5.64		$5.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.02
Net realized and unrealized gain (loss)	(0.11)		(0.09)
Total from investment operations	$(0.08)		$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.15)		$—
Net asset value, end of period (x)	$5.41		$5.64
Total return (%) (r)(s)(t)(x)	(1.32	)(n)	(1.23	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.94	(a)
Expenses after expense reductions (f)	1.83	(a)	1.93	(a)
Net investment income (loss)	1.17	(a)	1.41	(a)
Portfolio turnover	20	(n)	72
Net assets at end of period (000 omitted)	$60		$49

See Notes to Consolidated Financial Statements

27

Consolidated Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class I			10/31/18	10/31/17		10/31/16		10/31/15	10/31/14 (z)		4/30/14
	(unaudited)
Net asset value, beginning of period	$5.65		$6.00	$5.90		$5.94		$7.90	$9.28		$9.10

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.09	$0.05	(c)	$0.03		$0.02	$0.00	(w)	$0.02
Net realized and unrealized gain (loss)	(0.10)		(0.25)	0.09		(0.04	)(g)	(1.96)	(1.38)		0.21
Total from investment operations	$(0.04)		$(0.16)	$0.14		$(0.01)		$(1.94)	$(1.38)		$0.23

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.19)	$(0.04)		$(0.03)		$(0.02)	$—		$(0.05)
Net asset value, end of period (x)	$5.43		$5.65	$6.00		$5.90		$5.94	$7.90		$9.28
Total return (%) (r)(s)(t)(x)	(0.74	)(n)	(2.73)	2.32	(c)	(0.20)		(24.63)	(14.87	)(n)	2.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.85	0.82	(c)	0.83		0.83	0.85	(a)	0.81
Expenses after expense reductions (f)	0.83	(a)	0.84	0.81	(c)	0.82		0.82	0.85	(a)	0.80
Net investment income (loss)	2.20	(a)	1.45	0.83	(c)	0.45		0.25	0.05	(a)	0.20
Portfolio turnover	20	(n)	72	51		32		51	21	(n)	43
Net assets at end of period (000 omitted)	$74		$48	$49		$48		$48	$80		$94

See Notes to Consolidated Financial Statements

28

Consolidated Financial Highlights – continued

Class R1	Six months ended 4/30/19		Year ended 10/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$5.64		$5.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.02
Net realized and unrealized gain (loss)	(0.11)		(0.09)
Total from investment operations	$(0.08)		$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.15)		$—
Net asset value, end of period (x)	$5.41		$5.64
Total return (%) (r)(s)(t)(x)	(1.32	)(n)	(1.23	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.94	(a)
Expenses after expense reductions (f)	1.83	(a)	1.93	(a)
Net investment income (loss)	1.17	(a)	1.35	(a)
Portfolio turnover	20	(n)	72
Net assets at end of period (000 omitted)	$49		$49

Class R2	Six months ended 4/30/19		Year ended 10/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$5.65		$5.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.02
Net realized and unrealized gain (loss)	(0.10)		(0.08)
Total from investment operations	$(0.06)		$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.17)		$—
Net asset value, end of period (x)	$5.42		$5.65
Total return (%) (r)(s)(t)(x)	(1.12	)(n)	(1.05	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.44	(a)
Expenses after expense reductions (f)	1.33	(a)	1.43	(a)
Net investment income (loss)	1.67	(a)	1.86	(a)
Portfolio turnover	20	(n)	72
Net assets at end of period (000 omitted)	$49		$49

See Notes to Consolidated Financial Statements

29

Consolidated Financial Highlights – continued

Class R3	Six months ended 4/30/19		Year ended 10/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$5.65		$5.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.03
Net realized and unrealized gain (loss)	(0.10)		(0.09)
Total from investment operations	$(0.05)		$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.17)		$—
Net asset value, end of period (x)	$5.43		$5.65
Total return (%) (r)(s)(t)(x)	(0.83	)(n)	(1.05	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.19	(a)
Expenses after expense reductions (f)	1.08	(a)	1.18	(a)
Net investment income (loss)	1.91	(a)	2.10	(a)
Portfolio turnover	20	(n)	72
Net assets at end of period (000 omitted)	$49		$49

Class R4	Six months ended 4/30/19		Year ended 10/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$5.65		$5.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.03
Net realized and unrealized gain (loss)	(0.10)		(0.09)
Total from investment operations	$(0.04)		$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.18)		$—
Net asset value, end of period (x)	$5.43		$5.65
Total return (%) (r)(s)(t)(x)	(0.74	)(n)	(1.05	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.94	(a)
Expenses after expense reductions (f)	0.83	(a)	0.93	(a)
Net investment income (loss)	2.16	(a)	2.35	(a)
Portfolio turnover	20	(n)	72
Net assets at end of period (000 omitted)	$49		$49

See Notes to Consolidated Financial Statements

30

Consolidated Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R6			10/31/18	10/31/17		10/31/16		10/31/15	10/31/14 (z)		4/30/14
	(unaudited)
Net asset value, beginning of period	$5.65		$6.00	$5.90		$5.94		$7.90	$9.29		$9.10

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.09	$0.05	(c)	$0.03		$0.02	$0.00	(w)	$0.02
Net realized and unrealized gain (loss)	(0.10)		(0.25)	0.09		(0.04	)(g)	(1.96)	(1.39)		0.22
Total from investment operations	$(0.04)		$(0.16)	$0.14		$(0.01)		$(1.94)	$(1.39)		$0.24

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.19)	$(0.04)		$(0.03)		$(0.02)	$—		$(0.05)
Net asset value, end of period (x)	$5.43		$5.65	$6.00		$5.90		$5.94	$7.90		$9.29
Total return (%) (r)(s)(t)(x)	(0.74	)(n)	(2.74)	2.32	(c)	(0.20)		(24.63)	(14.96	)(n)	2.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.84	0.81	(c)	0.82		0.83	0.86	(a)	0.81
Expenses after expense reductions (f)	0.83	(a)	0.83	0.80	(c)	0.82		0.83	0.85	(a)	0.81
Net investment income (loss)	2.17	(a)	1.46	0.83	(c)	0.45		0.26	0.05	(a)	0.19
Portfolio turnover	20	(n)	72	51		32		51	21	(n)	43
Net assets at end of period (000 omitted)	$600,432		$587,864	$591,976		$563,314		$555,170	$539,510		$547,015

See Notes to Consolidated Financial Statements

31

Consolidated Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(i)	For Class B, Class C, Class R1, Class R2, Class R3, and Class R4, the period is from the class inception, August 15, 2018, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

(z)	For the period May 1, 2014 through October 31, 2014. On June 10, 2014, the fund changed its fiscal year-end from April 30 to October 31.

See Notes to Consolidated Financial Statements

32

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Commodity Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

Principles of Consolidation – The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of April 30, 2019, the Subsidiary’s net assets were $109,213,839, which represented 18.2% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

General – The preparation of Consolidated Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these Consolidated Financial Statements, management has evaluated subsequent events occurring after the date of the fund’s Consolidated Statement of Assets and Liabilities through the date that the Consolidated Financial Statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has

33

Notes to Consolidated Financial Statements (unaudited) – continued

evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where

34

Notes to Consolidated Financial Statements (unaudited) – continued

trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of April 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$150,769,182	$—	$150,769,182
Non-U.S. Sovereign Debt	—	11,515,182	—	11,515,182
Municipal Bonds	—	2,689,328	—	2,689,328
U.S. Corporate Bonds	—	109,394,404	—	109,394,404
Residential Mortgage-Backed Securities	—	8,912,920	—	8,912,920
Commercial Mortgage-Backed Securities	—	29,655,752	—	29,655,752
Asset-Backed Securities (including CDOs)	—	102,169,294	—	102,169,294
Foreign Bonds	—	99,602,814	—	99,602,814
Short Term Securities	—	16,142,817	—	16,142,817
Mutual Funds	36,612,902	—	—	36,612,902
Total	$36,612,902	$530,851,693	$—	$567,464,595

Other Financial Instruments
Futures Contracts – Assets	$53,120	$—	$—	$53,120
Swap Agreements – Assets	—	114,187	—	114,187
Swap Agreements – Liabilities	—	(1,190,450)	—	(1,190,450)

For further information regarding security characteristics, see the Consolidated Portfolio of Investments.

35

Notes to Consolidated Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Consolidated Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2019 as reported in the Consolidated Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$53,120	$—
Commodity	Total Return Swaps	114,187	(1,190,450)
Total		$167,307	$(1,190,450)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Consolidated Portfolio of Investments. Only the current day net variation margin for futures contract is separately reported within the Consolidated Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Consolidated Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$79,674	$—
Commodity	—	(16,623,924)
Total	$79,674	$(16,623,924)

36

Notes to Consolidated Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Consolidated Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$106,790	$—
Commodity	—	406,298
Total	$106,790	$406,298

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Consolidated Statement of Operations.

37

Notes to Consolidated Financial Statements (unaudited) – continued

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2019:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Future Contracts (a)	$9,126	$—
Swaps, at value	114,187	(1,190,450)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Consolidated Statement of Assets & Liabilities	$123,313	$(1,190,450)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	9,126	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$114,187	$(1,190,450)

(a)

The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Consolidated Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Consolidated Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2019:

		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities

	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
JPMorgan Chase Bank N.A.	$4,724	$(4,724)	$—	$—	$—
Merrill Lynch
International	94,561	(94,561)	—	—	—
Morgan Stanley	14,902	—	—	—	14,902
Total	$114,187	$(99,285)	$—	$—	$14,902

38

Notes to Consolidated Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2019:

		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities

	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Citibank N.A.	$(34,645)	$—	$34,645	$—	$—
Goldman Sachs International	(365,853)	—	365,853	—	—
JPMorgan Chase Bank N.A.	(478,166)	4,724	473,442	—	—
Merrill Lynch International	(311,786)	94,561	217,225	—	—
Total	$(1,190,450)	$99,285	$1,091,165	$—	$—

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract

39

Notes to Consolidated Financial Statements (unaudited) – continued

(“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Consolidated Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest

40

Notes to Consolidated Financial Statements (unaudited) – continued

payment. On a monthly basis, the change in the total return of the index is measured to determine the monthly payment due to or from the counterparty. These payments are included in “Due from uncleared swap brokers” or “Due to uncleared swap brokers” in the Consolidated Statement of Assets and Liabilities. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Consolidated Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Consolidated Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required

41

Notes to Consolidated Financial Statements (unaudited) – continued

to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Consolidated Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax

42

Notes to Consolidated Financial Statements (unaudited) – continued

purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and treating the Subsidiary as a separate holding for tax purposes instead of a consolidated entity.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/18
Ordinary income (including any short-term capital gains)	$18,500,745

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/19

Cost of investments	$566,231,431
Gross appreciation	2,711,115

Gross depreciation	(1,477,951)
Net unrealized appreciation (depreciation)	$1,233,164

As of 10/31/18

Undistributed ordinary income	16,044,335
Capital loss carryforwards	(98,195,348)
Other temporary differences	149,243,111
Net unrealized appreciation (depreciation)	(155,671,285)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(76,689,367)
Long-Term	(21,505,981)
Total	$(98,195,348)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

43

Notes to Consolidated Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Consolidated Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 4/30/19	Year ended 10/31/18
Class A	$1,840	$1,416
Class B	1,445	—
Class C	1,355	—
Class I	1,502	1,543
Class R1	1,356	—
Class R2	1,450	—
Class R3	1,497	—
Class R4	1,545	—
Class R6	18,488,731	18,497,786
Total	$18,500,721	$18,500,745

(3) Transactions with Affiliates

Investment Adviser – The fund and the Subsidiary have investment advisory agreements with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.70%

The Subsidiary does not pay a management fee to MFS.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2019, this management fee reduction amounted to $28,649, which is included in the reduction of total expenses in the Consolidated Statement of Operations. The management fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $291 for the six months ended April 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

44

Notes to Consolidated Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$106
Class B	0.75%	0.25%	1.00%	1.00%	251
Class C	0.75%	0.25%	1.00%	1.00%	256
Class R1	0.75%	0.25%	1.00%	1.00%	239
Class R2	0.25%	0.25%	0.50%	0.50%	120
Class R3	—	0.25%	0.25%	0.25%	60
Total Distribution and Service Fees					$1,032

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the period ending April 30, 2019.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended April 30, 2019.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2019, the fee was $387, which equated to 0.0001% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $186.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.0154% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional

45

Notes to Consolidated Financial Statements (unaudited) – continued

compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2019, the fee paid by the fund under this agreement was $519 and is included in “Miscellaneous” expense in the Consolidated Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On August 15, 2018, MFS purchased 8,757 shares each of Class B, Class C, Class R1, Class R2, Class R3, and Class R4 for an aggregate amount of $300,000 as an initial investment in the class.

At April 30, 2019, MFS held approximately 81% and 65% of the outstanding shares of Class C and Class I, respectively, and 100% of the outstanding shares of Class B, Class R1, Class R2, Class R3, and Class R4.

(4) Portfolio Securities

For the six months ended April 30, 2019, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$13,977,625	$13,759,968
Non-U.S. Government securities	$100,821,400	$81,147,085

46

Notes to Consolidated Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/19		Year ended 10/31/18 (i)

	Shares	Amount	Shares	Amount
Shares sold
Class A	26,591	$144,466	2,739	$15,758
Class B	52	275	9,284	53,114
Class C	2,118	11,295	8,756	50,000
Class I	4,735	25,000	—	—
Class R1	—	—	8,756	50,000
Class R2	—	—	8,757	50,000
Class R3	—	—	8,757	50,000
Class R4	—	—	8,757	50,000
Class R6	6,020,290	32,220,754	17,803,093	104,027,255
	6,053,786	$32,401,790	17,858,899	$104,346,127

Shares issued to shareholders in reinvestment of distributions
Class A	342	$1,840	249	$1,416
Class B	269	1,445	—	—
Class C	252	1,355	—	—
Class I	280	1,502	272	1,543
Class R1	253	1,356	—	—
Class R2	269	1,450	—	—
Class R3	278	1,497	—	—
Class R4	287	1,545	—	—
Class R6	3,436,567	18,488,731	3,250,929	18,497,786
	3,438,797	$18,500,721	3,251,450	$18,500,745

Shares reacquired
Class B	(584)	$(3,156)	—	$—
Class R6	(2,892,395)	(15,615,682)	(15,685,327)	(93,166,749)
	(2,892,979)	$(15,618,838)	(15,685,327)	$(93,166,749)

Net change
Class A	26,933	$146,306	2,988	$17,174
Class B	(263)	(1,436)	9,284	53,114
Class C	2,370	12,650	8,756	50,000
Class I	5,015	26,502	272	1,543
Class R1	253	1,356	8,756	50,000
Class R2	269	1,450	8,757	50,000
Class R3	278	1,497	8,757	50,000
Class R4	287	1,545	8,757	50,000
Class R6	6,564,462	35,093,803	5,368,695	29,358,292
	6,599,604	$35,283,673	5,425,022	$29,680,123

(i)	For Class B, Class C, Class R1, Class R2, Class R3, and Class R4, the period is from the class inception, August 15, 2018, through the stated period end.

47

Notes to Consolidated Financial Statements (unaudited) – continued

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 32%, 27%, 15%, 9%, 3%, 3%, 2%, 2%, 2%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2055 Fund and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2019, the fund’s commitment fee and interest expense were $1,824 and $0, respectively, and are included in “Miscellaneous” expense in the Consolidated Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$67,288,030	$111,093,221	$141,770,795	$1,821	$625	$36,612,902

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$528,569	$—

48

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

49

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

April 30, 2019

MFS® Global Alternative Strategy Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

DTR-SEM

MFS® Global Alternative Strategy Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no-deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	18.4%	35.6%	(11.9)%	42.1%
	Japan	0.0%	9.3%	0.0%	9.3%
	United Kingdom	0.4%	2.1%	0.0%	2.5%
	Europe ex-U.K.	0.8%	0.7%	0.0%	1.5%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.3%	0.0%	(2.7)%	(2.4)%
	North America ex-U.S.	0.0%	0.0%	(10.6)%	(10.6)%
Equity	Europe ex-U.K.	9.0%	7.2%	(2.9)%	13.3%
	U.S. Large Cap	28.2%	0.0%	(18.0)%	10.2%
	United Kingdom	3.4%	1.3%	0.0%	4.7%
	Emerging Markets	2.3%	5.1%	(6.0)%	1.4%
	North America ex-U.S.	1.0%	0.0%	0.0%	1.0%
	Asia/Pacific ex-Japan	1.1%	3.6%	(4.0)%	0.7%
	Japan	3.0%	0.0%	(2.6)%	0.4%
	U.S Small/Mid Cap	19.1%	0.0%	(19.0)%	0.1%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalent (d)				12.6%
	Other (e)				12.8%

Top ten holdings (c)
USD Interest Rate Swap, Receive 2.437% - APR 2021	24.3%
USD Interest Rate Swap, Receive 2.533% - MAR 2024	11.4%
Japan Government Bond 10 yr Future - JUN 2019	9.3%
S&P/ASX 200 Index Future - JUN 2019	(3.8)%
U.S. Treasury Note 10 yr Future - JUN 2019	(4.1)%
USD Interest Rate Swap, Pay 2.482% - APR 2029	(5.3)%
S&P MidCap 400 Index Future - JUN 2019	(9.1)%
Russell 2000 Index Future - JUN 2019	(9.8)%
Canadian Treasury Bond 10 yr Future - JUN 2019	(10.6)%
S&P 500 Index Future - JUN 2019	(18.0)%

Portfolio Composition – continued

(a)

Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.

(b)

Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.

(c)

For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.

(d)

Cash & Cash Equivalents includes any cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

(e)

Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2018 through April 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	1.35%	$1,000.00	$1,057.06	$6.89
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
B	Actual	2.10%	$1,000.00	$1,053.99	$10.69
	Hypothetical (h)	2.10%	$1,000.00	$1,014.38	$10.49
C	Actual	2.10%	$1,000.00	$1,052.79	$10.69
	Hypothetical (h)	2.10%	$1,000.00	$1,014.38	$10.49
I	Actual	1.10%	$1,000.00	$1,058.95	$5.62
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R1	Actual	2.10%	$1,000.00	$1,053.50	$10.69
	Hypothetical (h)	2.10%	$1,000.00	$1,014.38	$10.49
R2	Actual	1.60%	$1,000.00	$1,055.01	$8.15
	Hypothetical (h)	1.60%	$1,000.00	$1,016.86	$8.00
R3	Actual	1.35%	$1,000.00	$1,056.85	$6.88
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
R4	Actual	1.10%	$1,000.00	$1,058.77	$5.62
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R6	Actual	1.03%	$1,000.00	$1,059.29	$5.26
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.06% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

PORTFOLIO OF INVESTMENTS

4/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 66.9%

Issuer	Shares/Par	Value ($)
Aerospace - 1.6%
Boeing Co. (f)	2,047	$773,131
CACI International, Inc., “A” (a)	2,307	449,727
Cubic Corp.	986	55,985
Curtiss-Wright Corp.	461	52,526
FLIR Systems, Inc.	1,307	69,193
Harris Corp.	1,228	206,918
Honeywell International, Inc.	291	50,526
L3 Technologies, Inc.	255	55,738
Leidos Holdings, Inc.	5,000	367,400
Malaysia Airports Holdings Berhad	8,800	16,240
ManTech International Corp., “A”	734	45,501
Northrop Grumman Corp.	102	29,571
Rolls-Royce Holdings PLC	26,507	316,133
Saab AB, “B”	2,194	72,193
Singapore Technologies Engineering Ltd.	26,800	78,029
TransDigm Group, Inc. (a)	167	80,581
United Technologies Corp.	273	38,932

		$2,758,324
Airlines - 0.1%
Aena S.A.	254	$47,106
Alaska Air Group, Inc.	407	25,193
Delta Air Lines, Inc.	1,103	64,294
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	10,631	65,498

		$202,091
Alcoholic Beverages - 1.4%
Ambev S.A., ADR	5,975	$28,142
China Resources Beer Holdings Co. Ltd.	44,000	201,076
Compania Cervecerias Unidas S.A., ADR	2,930	80,692
Constellation Brands, Inc., “A”	1,324	280,251
Diageo PLC	6,799	286,679
Heineken N.V.	3,616	390,321
Molson Coors Brewing Co.	7,152	459,087
Pernod Ricard S.A.	4,823	840,362

		$2,566,610
Apparel Manufacturers - 0.9%
Adidas AG	286	$73,490
Coats Group PLC	65,499	73,795

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Apparel Manufacturers - continued
Compagnie Financiere Richemont S.A.	2,508	$183,371
Hanesbrands, Inc.	1,283	23,184
Levi Strauss & Co., “A” (a)	3,054	68,440
LVMH Moet Hennessy Louis Vuitton SE	2,100	822,138
NIKE, Inc., “B”	2,105	184,882
PVH Corp.	336	43,341
Skechers USA, Inc., “A” (a)	5,174	163,809

		$1,636,450
Automotive - 0.6%
Copart, Inc. (a)	1,535	$103,336
Harley-Davidson, Inc.	822	30,603
Hella KGaA Hueck & Co.	699	37,992
KAR Auction Services, Inc.	1,133	63,992
Koito Manufacturing Co. Ltd.	1,300	77,638
Lear Corp.	2,171	310,453
LKQ Corp. (a)	2,517	75,762
NGK Spark Plug Co. Ltd	3,200	61,632
Stoneridge, Inc. (a)	2,202	69,209
USS Co. Ltd.	8,300	158,952
Visteon Corp. (a)	1,387	91,570

		$1,081,139
Biotechnology - 0.7%
Aimmune Therapeutics, Inc. (a)	1,031	$20,764
Alder Biopharmaceuticals, Inc. (a)	2,275	30,917
Amgen, Inc.	778	139,511
Amicus Therapeutics, Inc. (a)	2,520	33,617
Biogen, Inc. (a)(f)	1,433	328,501
Bio-Techne Corp.	1,325	271,082
Gilead Sciences, Inc.	1,380	89,755
Immunomedics, Inc. (a)	1,149	18,407
Morphosys AG, ADR (a)	1,155	28,482
Neurocrine Biosciences, Inc. (a)	325	23,478
Regeneron Pharmaceuticals, Inc. (a)	207	71,030
Tricida, Inc. (a)	652	22,338
Twist Bioscience Corp.	425	10,056
Vertex Pharmaceuticals, Inc. (a)	675	114,061

		$1,201,999
Broadcasting - 0.3%
Interpublic Group of Companies, Inc.	1,491	$34,293
Netflix, Inc. (a)	1,565	579,895

		$614,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Brokerage & Asset Managers - 1.4%
Apollo Global Management LLC, “A”	2,185	$71,428
ASX Ltd.	1,565	82,192
BlackRock, Inc.	538	261,059
Blackstone Group LP	1,019	40,210
CME Group, Inc.	195	34,886
Computershare Ltd.	9,825	123,493
Daiwa Securities Group, Inc.	14,400	66,904
Euronext N.V.	1,020	70,873
Hamilton Lane, Inc., “A”	1,052	51,401
HealthEquity, Inc. (a)	530	35,907
IG Group Holdings PLC	10,314	68,565
Intercontinental Exchange, Inc.	1,121	91,193
Invesco Ltd.	2,014	44,248
NASDAQ, Inc. (f)	7,554	696,479
Raymond James Financial, Inc.	655	59,978
Schroders PLC	2,030	83,834
TD Ameritrade Holding Corp. (f)	8,533	448,665
TMX Group Ltd.	3,070	195,837
WisdomTree Investments, Inc.	5,106	36,763

		$2,563,915
Business Services - 4.0%
Accenture PLC, “A” (f)	6,251	$1,141,870
Amdocs Ltd.	1,081	59,541
Ashtead Group PLC	3,755	103,904
BrightView Holdings, Inc. (a)	3,695	59,268
Bunzl PLC	3,941	118,661
CarGurus, Inc. (a)	1,267	51,618
Cerved Information Solutions S.p.A.	1,657	16,169
Cognizant Technology Solutions Corp., “A”	1,437	104,843
Compass Group PLC	14,178	322,248
CoStar Group, Inc. (a)	226	112,152
Doshisha Co. Ltd.	3,700	59,156
DXC Technology Co. (s)	6,177	406,076
Edenred	485	22,852
Endava PLC, ADR (a)	2,419	79,996
Equifax, Inc.	2,214	278,853
EVO Payments, Inc., “A” (a)	1,312	38,980
Fidelity National Information Services, Inc.	4,238	491,311
First Data Corp. (a)	2,493	64,469
Fiserv, Inc. (a)(f)	9,350	815,694
FleetCor Technologies, Inc. (a)	547	142,740
Global Payments, Inc.	3,785	552,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Intertek Group PLC	2,307	$160,946
Meitec Corp.	2,500	116,212
MSCI, Inc.	1,176	265,047
Nomura Research Institute Ltd.	3,600	176,115
PRA Group, Inc. (a)	1,531	43,052
SGS S.A.	77	203,202
Sodexo	942	108,032
Total System Services, Inc.	1,365	139,558
TransUnion	1,970	137,210
Verisk Analytics, Inc., “A” (f)	2,491	351,580
WNS (Holdings) Ltd., ADR (a)	1,313	75,038
Worldpay, Inc. (a)	2,156	252,705

		$7,071,973
Cable TV - 0.5%
Altice USA, Inc.	3,092	$72,847
Comcast Corp., “A” (f)	17,696	770,307

		$843,154
Chemicals - 1.1%
3M Co.	996	$188,752
Celanese Corp.	412	44,451
CF Industries Holdings, Inc.	5,366	240,289
DowDuPont, Inc.	637	24,493
Eastman Chemical Co.	785	61,921
FMC Corp.	990	78,269
Givaudan S.A.	149	385,898
Ingevity Corp. (a)	484	55,665
LyondellBasell Industries N.V., “A”	4,616	407,270
PPG Industries, Inc.	3,824	449,320

		$1,936,328
Computer Software - 4.4%
8x8, Inc. (a)	2,334	$55,829
Adobe Systems, Inc. (a)(f)	4,892	1,415,011
ANSYS, Inc. (a)	1,515	296,637
Autodesk, Inc. (a)	1,153	205,476
Avalara, Inc. (a)	919	54,101
Cadence Design Systems, Inc. (a)(f)	12,097	839,290
Check Point Software Technologies Ltd. (a)	455	54,946
Dassault Systemes S.A.	2,150	340,134
DocuSign, Inc. (a)	766	43,409
EMIS Group PLC	5,910	86,160
Everbridge, Inc. (a)	936	69,161

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Microsoft Corp. (f)	13,713	$1,790,918
OBIC Co. Ltd.	5,300	615,014
Okta, Inc. (a)	2,056	213,886
Oracle Corp.	1,517	83,936
Pagerduty, Inc.	810	37,989
Paylocity Holding Corp. (a)	626	60,440
PTC, Inc. (a)	1,147	103,769
RingCentral, Inc. (a)	322	37,471
Salesforce.com, Inc. (a)	2,123	351,038
SAP SE	5,075	652,203
Veeva Systems, Inc.	247	34,548
VeriSign, Inc.	1,037	204,756
Zendesk, Inc. (a)	803	70,487

		$7,716,609
Computer Software - Systems - 2.6%
Amadeus IT Group S.A.	11,622	$924,459
Apple, Inc.	3,409	684,084
Box, Inc. (a)	2,545	52,478
Constellation Software, Inc.	59	52,058
EPAM Systems, Inc. (a)	335	60,086
Five9, Inc. (a)	407	21,600
Hitachi Ltd.	10,700	356,373
International Business Machines Corp.	2,405	337,349
Model N, Inc. (a)	2,237	41,474
NCR Corp. (a)	1,012	29,297
NICE Systems Ltd., ADR (a)	407	56,109
Pluralsight, Inc., “A” (a)	1,297	46,031
Presidio, Inc.	2,893	43,453
Proofpoint, Inc. (a)	390	48,914
Q2 Holdings, Inc. (a)	884	66,671
Rapid7, Inc. (a)	1,191	64,719
RealPage, Inc. (a)	773	50,407
ServiceNow, Inc. (a)	2,347	637,234
SS&C Technologies Holdings, Inc.	2,235	151,220
Tableau Software, Inc., “A”	2,399	292,222
Tech Data Corp. (a)	3,019	321,856
Temenos Group AG	155	25,769
Venture Corp. Ltd.	6,600	82,348
Verint Systems, Inc. (a)	1,484	89,619
Workday, Inc.	486	99,936
Zebra Technologies Corp., “A” (a)	182	38,427

		$4,674,193

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Conglomerates - 0.1%
DCC PLC	1,482	$132,340
Melrose Industries PLC	13,514	35,632

		$167,972
Construction - 1.6%
Bellway PLC	2,405	$97,596
Eagle Materials, Inc.	510	46,364
Forterra PLC	19,824	80,653
Foundation Building Materials, Inc. (a)	3,334	45,309
Geberit AG	231	96,871
GMS, Inc. (a)	2,661	46,887
Lennox International, Inc.	240	65,148
Mid-America Apartment Communities, Inc., REIT	532	58,206
Mohawk Industries, Inc. (a)	211	28,749
Owens Corning	2,796	143,351
Reliance Worldwide Corp.	27,156	93,421
Sherwin-Williams Co.	1,220	554,893
Stanley Black & Decker, Inc.	561	82,243
Summit Materials, Inc., “A” (a)	3,772	66,085
Techtronic Industries Co. Ltd.	10,500	75,891
Toll Brothers, Inc. (f)	20,015	762,571
Toto Ltd.	1,700	71,850
Vulcan Materials Co.	2,765	348,694

		$2,764,782
Consumer Products - 1.9%
Colgate-Palmolive Co.	7,645	$556,480
Estee Lauder Cos., Inc., “A”	879	151,021
Kao Corp.	4,700	362,354
Kimberly-Clark Corp.	187	24,007
Kobayashi Pharmaceutical Co. Ltd.	11,600	926,615
L’Oréal S.A.	2,533	696,332
Newell Brands, Inc.	4,059	58,368
Prestige Brands Holdings, Inc. (a)	981	28,861
Reckitt Benckiser Group PLC	7,261	586,753
Sensient Technologies Corp.	925	64,861

		$3,455,652
Consumer Services - 0.9%
51job, Inc., ADR (a)	167	$15,421
Asante, Inc.	4,100	80,058
Bookings Holdings, Inc. (a)	160	296,798
Bright Horizons Family Solutions, Inc. (a)	3,466	444,168
Kroton Educacional S.A.	25,934	64,576

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - continued
MakeMyTrip Ltd. (a)	5,491	$138,428
OneSpaWorld Holdings Ltd. (a)	3,234	43,918
Planet Fitness, Inc. (a)	6,823	516,501

		$1,599,868
Containers - 0.3%
Berry Global Group, Inc. (a)	3,019	$177,517
Brambles Ltd.	8,216	69,792
Graphic Packaging Holding Co.	11,043	153,277
Sealed Air Corp.	871	40,606
WestRock Co.	917	35,194

		$476,386
Electrical Equipment - 1.8%
AMETEK, Inc.	3,710	$327,111
Amphenol Corp., “A”	2,762	274,985
CTS Corp.	1,172	35,101
HD Supply Holdings, Inc. (a)	3,530	161,286
IMI PLC	9,174	125,670
Johnson Controls International PLC	7,701	288,787
Legrand S.A.	1,059	77,823
Littlefuse, Inc.	827	166,268
Mettler-Toledo International, Inc. (a)	689	513,484
Resideo Technologies, Inc. (a)	3,326	75,500
Rockwell Automation, Inc.	1,213	219,201
Schneider Electric S.A.	6,607	559,190
Sensata Technologies Holding PLC (a)	1,199	59,878
Spectris PLC	3,697	132,478
TE Connectivity Ltd.	691	66,094
TriMas Corp. (a)	1,416	43,797
WESCO International, Inc. (a)	698	39,954

		$3,166,607
Electronics - 2.4%
Analog Devices, Inc.	4,002	$465,192
ASM International N.V.	440	29,887
Broadcom, Inc.	1,033	328,907
Brooks Automation, Inc.	1,355	50,826
Halma PLC	31,750	745,029
Intel Corp.	7,915	403,982
IPG Photonics Corp. (a)	144	25,161
Keysight Technologies, Inc. (a)	714	62,139
Kyocera Corp.	400	25,725
Marvell Technology Group Ltd.	2,245	56,170

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Maxim Integrated Products, Inc.	937	$56,220
Mellanox Technologies Ltd. (a)	377	45,353
Monolithic Power Systems, Inc.	1,199	186,696
nLIGHT, Inc. (a)	2,823	73,765
OSI Systems, Inc. (a)	244	21,992
Plexus Corp. (a)	696	41,885
Samsung Electronics Co. Ltd.	782	30,694
Silicon Laboratories, Inc. (a)	454	48,878
Silicon Motion Technology Corp., ADR	2,693	102,980
Stanley Electric Co. Ltd.	2,500	67,818
Taiwan Semiconductor Manufacturing Co. Ltd.	11,654	97,679
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,835	781,530
Texas Instruments, Inc.	3,749	441,745

		$4,190,253
Energy - Independent - 1.0%
Cabot Oil & Gas Corp.	2,088	$54,058
Cairn Energy PLC (a)	12,912	28,825
Caltex Australia Ltd.	2,154	41,317
Concho Resources, Inc.	198	22,845
Diamondback Energy, Inc.	124	13,192
EOG Resources, Inc.	321	30,832
Hess Corp.	815	52,258
Marathon Petroleum Corp.	6,710	408,438
Matador Resources Co. (a)	1,318	25,951
Oil Search Ltd.	5,811	31,871
Parsley Energy, Inc., “A” (a)	2,499	49,880
Phillips 66	5,696	536,962
Pioneer Natural Resources Co.	471	78,403
Valero Energy Corp.	3,381	306,522
WPX Energy, Inc. (a)	7,201	100,022

		$1,781,376
Energy - Integrated - 0.3%
BP PLC	15,017	$109,464
BP PLC, ADR	1,215	53,132
Chevron Corp.	552	66,273
Eni S.p.A.	3,587	61,225
Exxon Mobil Corp.	2,969	238,351
Galp Energia SGPS S.A.	4,005	67,246

		$595,691

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 0.1%
Construction Partners, Inc., “A” (a)	2,664	$34,898
KBR, Inc.	7,036	156,340

		$191,238
Entertainment - 0.2%
CTS Eventim AG	750	$38,392
IMAX Corp. (a)	2,376	57,927
Live Nation, Inc. (a)	444	29,011
Manchester United PLC, “A”	2,183	43,027
Merlin Entertainments PLC	25,149	120,093

		$288,450
Food & Beverages - 2.8%
Archer Daniels Midland Co.	1,278	$56,999
Beazley PLC	39,941	299,998
Britvic PLC	8,180	97,441
Cal-Maine Foods, Inc.	847	34,820
Chocoladefabriken Lindt & Sprungli AG	19	126,331
Coca-Cola European Partners PLC	941	50,428
Danone S.A.	9,764	789,370
General Mills, Inc.	6,658	342,687
Hostess Brands, Inc. (a)	4,056	54,350
Ingredion, Inc.	3,283	311,064
J.M. Smucker Co.	494	60,579
Kellogg Co.	492	29,668
Mondelez International, Inc.	729	37,070
Mowi A.S.A.	5,165	111,892
Nestle S.A.	14,637	1,408,467
Nestle S.A., ADR	2,964	286,115
Nomad Foods Ltd.	1,812	37,690
PepsiCo, Inc.	363	46,482
Post Holdings, Inc. (a)	232	26,165
S Foods, Inc.	2,400	82,253
Sanderson Farms, Inc.	770	116,755
Tate & Lyle PLC	9,199	92,077
TreeHouse Foods, Inc. (a)	675	45,212
Tyson Foods, Inc., “A”	5,224	391,852

		$4,935,765
Food & Drug Stores - 0.1%
Japan Meat Co. Ltd.	3,700	$56,823
Kroger Co.	1,747	45,037
Sundrug Co. Ltd.	1,200	32,271

		$134,131

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Forest & Paper Products - 0.1%
Suzano Papel e Celulose S.A., ADR	3,373	$69,619
Trex Co., Inc. (a)	563	38,999

		$108,618
Furniture & Appliances - 0.2%
Whirlpool Corp.	2,212	$307,070

Gaming & Lodging - 0.4%
Crown Resorts Ltd.	11,026	$103,300
Marriott International, Inc., “A”	1,439	196,308
Paddy Power Betfair PLC	3,724	315,064
Royal Caribbean Cruises Ltd.	371	44,869
Wyndham Hotels Group, LLC	578	32,206

		$691,747
General Merchandise - 0.2%
B&M European Value Retail S.A.	15,520	$79,839
Dollar General Corp.	313	39,466
Dollar Tree, Inc. (a)	1,430	159,131
Dollarama, Inc.	4,051	121,678
Ollie’s Bargain Outlet Holdings, Inc. (a)	302	28,883

		$428,997
Health Maintenance Organizations - 0.9%
Anthem, Inc.	395	$103,897
Cigna Corp. (f)	5,310	843,441
Humana, Inc.	1,452	370,855
Molina Healthcare, Inc. (a)	464	60,148
UnitedHealth Group, Inc. (f)	1,218	283,879

		$1,662,220
Insurance - 2.4%
AIA Group Ltd.	76,600	$780,666
Aon PLC (s)	4,128	743,618
Arthur J. Gallagher & Co.	767	64,137
Assurant, Inc.	538	51,110
Athene Holding Ltd. (a)	1,024	46,244
Chubb Ltd.	272	39,494
Everest Re Group Ltd.	488	114,924
Fairfax Financial Holdings Ltd.	449	214,120
Hanover Insurance Group, Inc.	793	95,644
Hartford Financial Services Group, Inc.	1,928	100,854
Hiscox Ltd.	5,173	112,921
Lincoln National Corp.	844	56,312

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
MetLife, Inc.	12,302	$567,491
Prudential Financial, Inc.	4,414	466,604
Reinsurance Group of America, Inc.	141	21,363
Safety Insurance Group, Inc.	195	18,119
Sony Financial Holdings, Inc.	4,700	95,976
Swiss Re Ltd.	457	43,980
Third Point Reinsurance Ltd. (a)	2,787	32,357
Travelers Cos., Inc.	2,770	398,188
Unum Group	924	34,114
Zurich Insurance Group AG	217	69,192

		$4,167,428
Internet - 1.4%
Alphabet, Inc., “A” (a)(f)	505	$605,475
Alphabet, Inc., “C” (a)	469	557,397
Baidu, Inc., ADR (a)	2,511	417,404
Facebook, Inc., “A” (a)	1,978	382,545
IAC/InterActiveCorp (a)	468	105,225
Naver Corp.	2,016	206,234
Rightmove PLC	22,825	160,903
Scout24 AG	593	30,528
Stamps.com, Inc. (a)	366	31,403
Tradeweb Markets, Inc.	340	13,685

		$2,510,799
Leisure & Toys - 0.5%
Brunswick Corp.	7,146	$365,947
Electronic Arts, Inc. (a)(f)	3,763	356,168
Take-Two Interactive Software, Inc. (a)	982	95,087

		$817,202
Machinery & Tools - 3.1%
Actuant Corp., “A”	826	$21,129
AGCO Corp.	6,159	435,934
Allison Transmission Holdings, Inc.	4,365	204,544
Cummins, Inc.	3,626	602,967
Daikin Industries Ltd.	900	114,458
Eaton Corp. PLC (s)	8,777	726,911
Flowserve Corp.	297	14,562
Gardner Denver Holdings, Inc. (a)	665	22,444
Gates Industrial Corp. PLC (a)	1,024	16,466
GEA Group AG	10,403	290,767
Illinois Tool Works, Inc.	2,377	369,932
ITT, Inc.	1,426	86,344

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
Kennametal, Inc.	1,873	$76,231
Kubota Corp.	4,900	73,743
Nordson Corp.	824	120,263
PACCAR, Inc.	4,201	301,086
Regal Beloit Corp.	6,482	551,489
Ritchie Bros. Auctioneers, Inc.	2,135	74,277
Ritchie Bros. Auctioneers, Inc.	8,706	302,959
Roper Technologies, Inc.	1,469	528,399
Schindler Holding AG	303	65,361
Spirax-Sarco Engineering PLC	4,574	492,071
United Rentals, Inc.	602	84,834

		$5,577,171
Major Banks - 1.2%
Bank of America Corp. (f)	17,070	$522,001
Barclays PLC	29,489	63,172
BNP Paribas	1,874	99,734
Capital One Financial Corp.	693	64,331
Comerica, Inc.	790	62,086
Goldman Sachs Group, Inc.	190	39,125
Huntington Bancshares, Inc.	5,270	73,358
JPMorgan Chase & Co. (f)	5,490	637,115
KeyCorp	4,338	76,132
Mitsubishi UFJ Financial Group, Inc.	13,000	65,140
PNC Financial Services Group, Inc.	189	25,880
State Street Corp.	261	17,659
Svenska Handelsbanken AB	12,371	135,015
UBS Group AG	8,115	108,829
Wells Fargo & Co.	3,310	160,237

		$2,149,814
Medical & Health Technology & Services - 1.3%
AmerisourceBergen Corp.	2,538	$189,741
Charles River Laboratories International, Inc. (a)	310	43,546
CVS Health Corp.	8,067	438,683
Guardant Health, Inc. (a)	407	26,663
HCA Healthcare, Inc.	2,929	372,657
Henry Schein, Inc. (a)	924	59,191
Hogy Medical Co. Ltd.	2,500	81,691
ICON PLC (a)	1,311	179,056
McKesson Corp.	1,944	231,822
Medidata Solutions, Inc. (a)	347	31,348
Miraca Holdings, Inc.	2,500	64,111

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - continued
Premier, Inc., “A” (a)	4,451	$147,907
Quest Diagnostics, Inc.	704	67,852
Sonic Healthcare Ltd.	2,180	39,419
Syneos Health, Inc. (a)	643	30,176
Teladoc Health, Inc. (a)	1,016	57,790
Universal Health Services, Inc.	481	61,024
Walgreens Boots Alliance, Inc. (f)	4,205	225,262

		$2,347,939
Medical Equipment - 2.5%
Ansell Ltd.	5,653	$107,597
Becton, Dickinson and Co.	145	34,907
Boston Scientific Corp. (a)	4,412	163,773
Cooper Cos., Inc.	427	123,796
Danaher Corp.	4,475	592,669
Edwards Lifesciences Corp. (a)	694	122,193
EssilorLuxottica	3,444	419,113
Inspire Medical Systems, Inc. (a)	422	21,813
iRhythm Technologies, Inc. (a)	454	34,645
Masimo Corp. (a)	665	86,550
Medtronic PLC	6,946	616,874
Merit Medical Systems, Inc. (a)	917	51,517
Mesa Laboratories, Inc.	183	43,314
Nevro Corp. (a)	442	27,276
Nihon Kohden Corp.	2,500	72,990
OptiNose, Inc. (a)	2,151	21,424
OrthoPediatrics Corp.	193	7,863
PerkinElmer, Inc.	4,441	425,625
QIAGEN N.V. (a)	4,937	190,650
Quidel Corp. (a)	783	50,065
Senseonics Holdings, Inc. (a)	4,282	9,977
Silk Road Medical, Inc.	690	28,732
STERIS PLC	1,907	249,779
Stryker Corp.	802	151,506
Terumo Corp.	3,000	90,520
Thermo Fisher Scientific, Inc.	2,146	595,408
West Pharmaceutical Services, Inc.	669	82,815
Zimmer Biomet Holdings, Inc.	586	72,172

		$4,495,563
Metals & Mining - 0.0%
Rio Tinto PLC	1,405	$81,804

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Distribution - 0.2%
China Resources Gas Group Ltd.	8,000	$37,018
Italgas S.p.A	17,412	108,583
New Jersey Resources Corp.	845	42,317
NiSource, Inc.	1,478	41,059
Sempra Energy	587	75,107
South Jersey Industries, Inc.	3,959	127,163

		$431,247
Natural Gas - Pipeline - 0.5%
APA Group	5,520	$37,435
Enbridge, Inc.	1,243	45,918
Enterprise Products Partners LP	11,621	332,709
EQM Midstream Partners LP	3,695	169,970
Equitrans Midstream Corp.	9,057	188,657
Plains GP Holdings LP	2,418	57,065

		$831,754
Network & Telecom - 0.3%
Cisco Systems, Inc.	6,929	$387,678
Interxion Holding N.V. (a)	910	62,963
LM Ericsson Telephone Co., “B”	3,712	36,740
Motorola Solutions, Inc.	387	56,080
VTech Holdings Ltd.	7,200	65,669

		$609,130
Oil Services - 0.3%
Apergy Corp. (a)	429	$17,027
Core Laboratories N.V.	866	54,896
Frank’s International N.V. (a)	11,423	66,710
Liberty Oilfield Services, Inc.	2,355	35,113
NOW, Inc. (a)	4,447	65,015
Oil States International, Inc. (a)	989	19,107
Patterson-UTI Energy, Inc.	8,891	120,829
Schlumberger Ltd.	1,836	78,361

		$457,058
Other Banks & Diversified Financials - 3.8%
Aeon Financial Service Co. Ltd.	3,400	$69,908
AIB Group PLC	15,512	71,994
Air Lease Corp.	1,183	45,616
Bank of Hawaii Corp.	846	69,693
Bank OZK	1,015	33,140
BB&T Corp.	661	33,843
Berkshire Hills Bancorp, Inc.	616	18,474

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Brookline Bancorp, Inc.	3,528	$53,096
Cathay General Bancorp, Inc.	1,518	55,847
Chiba Bank Ltd.	13,700	71,732
Citigroup, Inc. (f)	19,807	1,400,355
Credicorp Ltd.	1,080	255,852
CVB Financial Corp.	216	4,687
Discover Financial Services	2,910	237,136
Element Fleet Management Corp.	13,802	85,612
First Hawaiian, Inc.	3,324	91,909
First Republic Bank	792	83,651
Grupo Financiero Banorte S.A. de C.V.	38,722	244,758
Hanmi Financial Corp.	2,314	54,888
HDFC Bank Ltd.	2,741	91,327
HDFC Bank Ltd., ADR	3,379	387,402
Intesa Sanpaolo S.p.A	36,609	95,959
Julius Baer Group Ltd.	5,051	243,491
Jyske Bank	1,455	58,604
KBC Group N.V.	1,069	79,157
Lakeland Financial Corp.	1,500	71,625
Legacytextas Financial Group, Inc.	3,122	125,130
M&T Bank Corp.	325	55,273
Mastercard, Inc., “A”	624	158,646
Metropolitan Bank & Trust Co.	58,850	83,850
Northern Trust Corp.	657	64,747
Prosperity Bancshares, Inc.	900	66,276
Sandy Spring Bancorp, Inc.	1,098	38,309
Signature Bank	1,719	227,028
SunTrust Banks, Inc.	1,181	77,332
Synchrony Financial	5,171	179,279
TCF Financial Corp.	2,807	62,119
Texas Capital Bancshares, Inc.	708	45,829
Textainer Group Holdings Ltd. (a)	2,424	23,246
U.S. Bancorp	7,713	411,257
UMB Financial Corp.	1,209	84,461
Visa, Inc., “A” (f)	4,944	812,942
Wintrust Financial Corp.	2,328	177,394

		$6,702,874
Pharmaceuticals - 2.5%
Aquestive Therapeutics, Inc. (a)	1,164	$6,646
Bayer AG	7,684	511,414
Bristol-Myers Squibb Co.	5,709	265,069
Collegium Pharmaceutical, Inc. (a)	1,447	20,157

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Elanco Animal Health, Inc. (a)	2,692	$84,798
Eli Lilly & Co.	7,865	920,520
Forty Seven, Inc. (a)	800	15,192
Genomma Lab Internacional S.A., “B” (a)	19,110	15,362
GW Pharmaceuticals PLC, ADR (a)	192	32,508
Johnson & Johnson (s)	6,727	949,852
Merck & Co., Inc.	1,595	125,542
Mylan N.V. (a)	1,153	31,119
Novo Nordisk A.S., “B”	2,500	122,253
Orchard RX Ltd., ADR (a)	1,116	20,166
PetIQ, Inc. (a)	1,378	37,854
Pfizer, Inc.	1,530	62,133
Principia Biopharma, Inc. (a)	661	19,771
Roche Holding AG	2,968	782,379
Santen Pharmaceutical Co. Ltd.	13,200	201,516
Zoetis, Inc.	1,875	190,950

		$4,415,201
Pollution Control - 0.1%
Evoqua Water Technologies LLC (a)	5,094	$69,380
Stericycle, Inc. (a)	397	23,181

		$92,561
Precious Metals & Minerals - 0.0%
Agnico-Eagle Mines Ltd.	1,546	$64,020

Printing & Publishing - 0.4%
IHS Markit Ltd. (a)	2,908	$166,512
Moody’s Corp.	1,905	374,561
RELX PLC	3,940	90,415
S&P Global, Inc.	396	87,381

		$718,869
Railroad & Shipping - 0.5%
Canadian National Railway Co.	4,945	$458,797
Canadian Pacific Railway Ltd.	115	25,768
Kansas City Southern Co.	702	86,444
StealthGas, Inc. (a)	4,413	15,755
Union Pacific Corp.	1,730	306,279

		$893,043
Real Estate - 2.6%
Annaly Mortgage Management, Inc., REIT	2,432	$24,539
Ascendas Real Estate Investment Trust, REIT	49,000	108,080

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Big Yellow Group PLC, REIT	2,348	$31,873
Brixmor Property Group Inc., REIT	5,803	103,758
Concentradora Fibra Danhos S.A. de C.V., REIT	54,038	79,043
Corporate Office Properties Trust, REIT	2,848	79,402
Deutsche Wohnen SE	5,592	251,319
EPR Properties, REIT	6,887	543,109
Equity Commonwealth, REIT	1,579	50,212
Grand City Properties S.A.	3,505	82,398
Hibernia PLC, REIT	43,207	69,299
Industrial Logistics Properties Trust, REIT	20,568	408,275
LEG Immobilien AG	760	88,438
Life Storage, Inc., REIT	1,329	126,640
Medical Properties Trust, Inc., REIT	35,962	627,897
Office Properties Income Trust	1,767	47,956
Public Storage, Inc., REIT	127	28,090
Simon Property Group, Inc., REIT	1,122	194,891
Spirit Realty Capital, Inc., REIT	1,772	71,695
STAG Industrial, Inc., REIT	5,061	145,656
STORE Capital Corp., REIT	24,867	828,568
Sun Communities, Inc., REIT	482	59,325
TAG Immobilien AG	21,147	475,318
Two Harbors Investment Corp, REIT	3,129	43,368
VICI Properties, Inc., REIT	1,757	40,060
W.P. Carey, Inc., REIT	822	65,201

		$4,674,410
Restaurants - 1.2%
Aramark	1,250	$38,850
Chipotle Mexican Grill, Inc., “A” (a)	17	11,697
Darden Restaurants, Inc.	3,622	425,947
Performance Food Group Co. (a)	1,901	77,846
Starbucks Corp. (f)	9,964	774,004
U.S. Foods Holding Corp. (a)(f)	9,469	346,092
Wendy’s Co.	1,677	31,209
Yum China Holdings, Inc.	7,562	359,497

		$2,065,142
Special Products & Services - 0.0%
Boyd Group Income Fund, EU	491	$53,945

Specialty Chemicals - 1.3%
Akzo Nobel N.V.	1,094	$92,886
Axalta Coating Systems Ltd. (a)	5,608	151,304
Croda International PLC	2,486	167,955

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Ferro Corp. (a)	7,815	$139,654
Ferroglobe PLC	7,656	16,460
Kansai Paint Co. Ltd.	5,100	97,162
Linde PLC	4,141	744,985
Nitto Denko Corp.	700	37,499
RPM International, Inc.	1,572	95,342
Sika AG	3,148	481,955
Symrise AG	833	80,069
Univar, Inc. (a)	6,583	146,998

		$2,252,269
Specialty Stores - 2.3%
Amazon.com, Inc. (a)	1,190	$2,292,559
Best Buy Co., Inc.	2,538	188,853
BJ’s Wholesale Club Holdings, Inc. (a)	2,157	61,151
Costco Wholesale Corp.	157	38,548
Dufry AG	635	62,032
Floor & Decor Holdings, Inc. (a)	780	37,456
Hudson Ltd., “A” (a)	4,298	65,931
Just Eat PLC (a)	9,215	83,994
Michaels Co., Inc. (a)	3,133	35,215
Nitori Co. Ltd.	500	59,621
O’Reilly Automotive, Inc. (a)	320	121,142
Ross Stores, Inc.	2,895	282,726
Ryohin Keikaku Co. Ltd.	400	75,632
Target Corp.	4,515	349,551
Tractor Supply Co.	1,371	141,899
Urban Outfitters, Inc. (a)	1,764	52,444
Zumiez, Inc. (a)	2,032	54,112

		$4,002,866
Telecommunications - Wireless - 0.6%
Advanced Info Service Public Co. Ltd.	7,000	$41,660
American Tower Corp., REIT	1,694	330,838
Infrastrutture Wireless Italiane S.p.A. (n)	1,259	10,421
KDDI Corp.	10,600	242,306
SBA Communications Corp., REIT (a)	1,160	236,327
SoftBank Group Corp.	1,000	104,394
Tele2 AB, “B”	1,854	24,734

		$990,680
Telephone Services - 0.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	84,998	$58,115
Hellenic Telecommunications Organization S.A.	2,778	38,574

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - continued
Verizon Communications, Inc.	2,377	$135,940

		$232,629
Tobacco - 0.8%
Altria Group, Inc.	6,800	$369,444
British American Tobacco PLC	2,525	98,449
Japan Tobacco, Inc.	5,900	136,768
Philip Morris International, Inc. (f)	8,217	711,264
Swedish Match AB	2,390	116,415

		$1,432,340
Trucking - 0.1%
Hamakyorex Co. Ltd.	2,000	$73,898
Schneider National, Inc.	999	20,879
Yamato Holdings Co. Ltd.	1,500	32,596

		$127,373
Utilities - Electric Power - 2.0%
AES Corp.	17,366	$297,306
American Electric Power Co., Inc.	286	24,467
Black Hills Corp.	1,325	96,407
CenterPoint Energy, Inc.	1,768	54,808
CLP Holdings Ltd.	5,500	62,363
CMS Energy Corp.	1,668	92,657
Duke Energy Corp.	4,840	441,021
E.ON AG	4,681	50,234
Eversource Energy	920	65,927
Exelon Corp. (f)	15,007	764,607
FirstEnergy Corp.	1,170	49,175
Iberdrola S.A.	8,475	76,976
NextEra Energy, Inc.	148	28,777
NRG Energy, Inc. (f)	10,757	442,866
Pinnacle West Capital Corp.	748	71,262
Portland General Electric Co.	1,793	93,792
Public Service Enterprise Group, Inc.	1,328	79,215
Southern Co.	9,158	487,389
Vistra Energy Corp.	4,818	131,290
WEC Energy Group, Inc.	690	54,117

		$3,464,656
Total Common Stocks (Identified Cost, $105,692,236)		$118,473,583

Portfolio of Investments (unaudited) – continued

Bonds - 19.9%

Issuer	Shares/Par	Value ($)
Aerospace - 0.2%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$160,000	$156,450
L3 Technologies, Inc., 3.85%, 6/15/2023	238,000	245,930

		$402,380
Apparel Manufacturers - 0.2%
Tapestry, Inc., 4.125%, 7/15/2027	$412,000	$399,237

Automotive - 0.5%
General Motors Co., 4.875%, 10/02/2023	$400,000	$421,389
General Motors Co., 5.15%, 4/01/2038	166,000	159,665
Lear Corp., 3.8%, 9/15/2027	221,000	215,162

		$796,216
Broadcasting - 0.2%
Fox Corp., 4.03%, 1/25/2024 (n)	$300,000	$311,871

Brokerage & Asset Managers - 0.9%
Charles Schwab Corp., 3.2%, 1/25/2028	$564,000	$561,571
E*TRADE Financial Corp., 2.95%, 8/24/2022	201,000	200,821
E*TRADE Financial Corp., 3.8%, 8/24/2027	131,000	127,738
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	353,000	347,451
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	277,000	288,437

		$1,526,018
Building - 0.5%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$418,000	$435,759
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	194,000	186,799
Masco Corp., 4.375%, 4/01/2026	302,000	308,411

		$930,969
Business Services - 0.5%
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	$369,000	$375,091
Fidelity National Information Services, Inc., 5%, 10/15/2025	263,000	286,239
Verisk Analytics, Inc., 4.125%, 3/15/2029	173,000	178,056

		$839,386
Cable TV - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$335,000	$378,498

Chemicals - 0.1%
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	$228,000	$241,948

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - 0.5%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$238,000	$243,778
Microsoft Corp., 4.25%, 2/06/2047	600,000	657,018

		$900,796
Computer Software - Systems - 0.2%
Apple, Inc., 4.25%, 2/09/2047	$300,000	$316,508

Conglomerates - 0.1%
Wabtec Corp., 4.95%, 9/15/2028	$118,000	$121,588
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	61,000	62,706

		$184,294
Consumer Products - 0.3%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$300,000	$307,868
Whirlpool Corp., 4.75%, 2/26/2029	228,000	236,933

		$544,801
Consumer Services - 1.1%
IHS Markit Ltd., 3.625%, 5/01/2024	$47,000	$47,150
IHS Markit Ltd., 4%, 3/01/2026 (n)	250,000	249,293
IHS Markit Ltd., 4.25%, 5/01/2029	71,000	70,881
Priceline Group, Inc., 3.65%, 3/15/2025	319,000	328,003
Priceline Group, Inc., 3.6%, 6/01/2026	536,000	547,787
Visa, Inc., 2.75%, 9/15/2027	220,000	217,037
Visa, Inc., 4.15%, 12/14/2035	527,000	564,418

		$2,024,569
Electronics - 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$300,000	$286,275
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	306,000	282,028

		$568,303
Energy - Integrated - 0.3%
BP Capital Markets America, Inc., 3.41%, 2/11/2026	$340,000	$346,276
Eni S.p.A., 4.75%, 9/12/2028 (n)	200,000	209,201

		$555,477
Entertainment - 0.2%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$312,000	$302,123

Financial Institutions - 0.3%
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	$150,000	$157,540
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	300,000	285,346
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (z)	94,000	93,443

		$536,329

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/2025	$300,000	$313,304
Constellation Brands, Inc., 3.5%, 5/09/2027	300,000	294,708

		$608,012
Forest & Paper Products - 0.2%
Suzano Austria GmbH, 6%, 1/15/2029 (n)	$250,000	$267,500

Gaming & Lodging - 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$108,000	$113,919
Marriott International, Inc., 4%, 4/15/2028	386,000	393,262

		$507,181
Health Maintenance Organizations - 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)	$170,000	$175,716

Insurance - 0.2%
American International Group, Inc., 4.5%, 7/16/2044	$331,000	$323,225

Insurance - Health - 0.4%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$615,000	$670,984

Insurance - Property & Casualty - 0.7%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$588,000	$589,580
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	700,000	717,691

		$1,307,271
Machinery & Tools - 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$327,000	$334,182

Major Banks - 2.7%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$397,000	$398,168
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	700,000	700,593
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	550,000	540,107
JPMorgan Chase & Co., 3.25%, 9/23/2022	650,000	657,917
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	500,000	508,426
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR (LIBOR - 3mo. + 3.78%) to 1/29/2049	500,000	553,905
Morgan Stanley, 3.125%, 7/27/2026	686,000	668,166
Morgan Stanley, 3.95%, 4/23/2027	580,000	585,668
Wells Fargo & Co., 3.75%, 1/24/2024	210,000	216,099

		$4,829,049

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - 1.6%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$73,000	$74,180
Becton, Dickinson and Co., 4.685%, 12/15/2044	496,000	507,847
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	207,000	207,336
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	359,000	349,496
Life Technologies Corp., 6%, 3/01/2020	325,000	333,343
Life Technologies Corp., 5%, 1/15/2021	532,000	547,463
Northwell Healthcare, Inc., 3.979%, 11/01/2046	39,000	37,341
Northwell Healthcare, Inc., 4.26%, 11/01/2047	310,000	310,292
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	400,000	402,833

		$2,770,131
Medical Equipment - 0.4%
Abbott Laboratories, 4.9%, 11/30/2046	$300,000	$341,985
Boston Scientific Corp., 3.75%, 3/01/2026	84,000	85,733
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	250,000	249,307

		$677,025
Metals & Mining - 0.2%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$331,000	$338,133

Midstream - 1.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$483,390
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	713,000	713,801
MPLX LP, 4.5%, 4/15/2038	182,000	174,552
ONEOK, Inc., 4.95%, 7/13/2047	250,000	249,532
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	336,000	340,338

		$1,961,613
Natural Gas - Distribution - 0.1%
NiSource, Inc., 5.65%, 2/01/2045	$85,000	$99,483

Network & Telecom - 0.4%
AT&T, Inc., 5.65%, 2/15/2047	$611,000	$686,832

Oils - 0.5%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$373,000	$374,593
Valero Energy Corp., 4.9%, 3/15/2045	479,000	503,280

		$877,873
Other Banks & Diversified Financials - 0.1%
Capital One Financial Corp., 3.75%, 3/09/2027	$229,000	$227,061

Pollution Control - 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$243,000	$253,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 0.4%
Best Buy Co., Inc., 4.45%, 10/01/2028	$158,000	$161,138
Dollar Tree, Inc., 4%, 5/15/2025	193,000	196,827
Dollar Tree, Inc., 4.2%, 5/15/2028	57,000	57,403
Home Depot, Inc., 3.9%, 6/15/2047	245,000	247,062

		$662,430
Specialty Chemicals - 0.2%
Ecolab, Inc., 4.35%, 12/08/2021	$326,000	$339,062

Telecommunications - Wireless - 1.5%
American Tower Corp., REIT, 3.5%, 1/31/2023	$325,000	$329,998
American Tower Corp., REIT, 5%, 2/15/2024	400,000	431,729
American Tower Corp., REIT, 4%, 6/01/2025	264,000	272,778
Crown Castle International Corp., 4.45%, 2/15/2026	617,000	646,661
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	369,963
SBA Tower Trust, 2.898%, 10/15/2044 (n)	618,000	617,382

		$2,668,511
Tobacco - 0.3%
Altria Group, Inc., 4.4%, 2/14/2026	$57,000	$58,875
Altria Group, Inc., 4.8%, 2/14/2029	146,000	151,710
Reynolds American, Inc., 3.25%, 6/12/2020	357,000	358,320

		$568,905
Transportation - Services - 0.2%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$328,000	$428,056

Utilities - Electric Power - 1.1%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$273,000	$288,715
Duke Energy Progress LLC, 3.45%, 3/15/2029	289,000	295,499
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	250,000	260,499
Exelon Corp., 3.497%, 6/01/2022	346,000	350,858
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (z)	182,000	189,277
PPL Capital Funding, Inc., 5%, 3/15/2044	285,000	305,370
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	200,000	206,436

		$1,896,654
Total Bonds (Identified Cost, $34,503,090)		$35,238,320

Preferred Stocks - 0.2%
Aerospace - 0.0%
Rolls-Royce Holdings PLC	1,837,977	$2,397

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Preferred Stocks - continued
Consumer Products - 0.1%
Henkel AG & Co. KGaA	2,287	$231,475

Specialty Chemicals - 0.1%
Fuchs Petrolub SE	2,648	$115,176
Total Preferred Stocks (Identified Cost, $397,342)		$349,048

Investment Companies (h) - 12.0%
Money Market Funds - 12.0%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $21,233,083)	21,233,083	$21,233,083

Securities Sold Short - (0.0)%
Medical & Health Technology & Services - (0.0)%
Healthcare Services Group, Inc.	(256)	$(8,666)

Telecommunications - Wireless - (0.0)%
Crown Castle International Corp., REIT	(114)	$(14,339)
Total Securities Sold Short (Proceeds Received, $17,614)		$(23,005)

Other Assets, Less Liabilities - 1.0%		1,752,439
Net Assets - 100.0%		$177,023,468

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $21,233,083 and $154,060,951, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,109,544, representing 2.3% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026	4/11/19	$93,556	$93,443
Jersey Central Power & Light Co., 4.3%, 1/15/2026	2/05/19	184,601	189,277
Total Restricted Securities			$282,720
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EU	Equity Unit
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	678,311	USD	670,000	JPMorgan Chase Bank N.A.	7/10/2019	$293
EUR	457,249	USD	511,000	JPMorgan Chase Bank N.A.	5/13/2019	2,348
GBP	2,101,017	USD	2,728,000	JPMorgan Chase Bank N.A.	7/10/2019	21,847
JPY	319,014,375	USD	2,861,000	JPMorgan Chase Bank N.A.	5/13/2019	5,495
NOK	11,396,423	USD	1,315,043	Goldman Sachs International	5/13/2019	6,529
NOK	14,791,550	USD	1,711,000	Goldman Sachs International	7/10/2019	8,204
USD	122,651	AUD	173,413	JPMorgan Chase Bank N.A.	5/13/2019	371
USD	239,802	BRL	909,113	Goldman Sachs International	5/14/2019	8,185
USD	9,910,806	CHF	9,869,825	JPMorgan Chase Bank N.A.	5/13/2019	213,936
USD	1,053,000	CHF	1,046,564	JPMorgan Chase Bank N.A.	5/14/2019	24,671
USD	548,483	DKK	3,600,026	JPMorgan Chase Bank N.A.	5/13/2019	7,075
USD	18,869,231	EUR	16,594,638	JPMorgan Chase Bank N.A.	5/13/2019	238,609
USD	1,654,506	HKD	12,943,366	Goldman Sachs International	5/14/2019	4,272
USD	191,000	HKD	1,496,573	JPMorgan Chase Bank N.A.	7/10/2019	24
USD	8,398,776	JPY	923,104,513	JPMorgan Chase Bank N.A.	5/13/2019	104,248
USD	585,129	KRW	656,982,480	JPMorgan Chase Bank N.A.	7/10/2019	21,219
USD	4,122,000	NOK	35,540,910	Goldman Sachs International	5/13/2019	544
USD	2,684,850	NZD	3,975,730	Goldman Sachs International	5/13/2019	28,948
USD	5,159,000	NZD	7,481,094	Goldman Sachs International	5/14/2019	161,312
USD	1,133,516	SEK	10,449,091	Goldman Sachs International	5/13/2019	32,265
USD	3,298,000	SEK	30,538,408	Goldman Sachs International	5/14/2019	79,224
USD	3,757,000	SEK	35,457,725	Goldman Sachs International	7/10/2019	2,240
USD	464,847	SGD	631,442	JPMorgan Chase Bank N.A.	5/13/2019	505
USD	358,442	TWD	11,006,325	JPMorgan Chase Bank N.A.	7/10/2019	606
USD	255,795	ZAR	3,558,491	Goldman Sachs International	5/13/2019	7,365

						$980,335

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
AUD	186,540	USD	132,000	JPMorgan Chase Bank N.A.	5/13/2019	$(463)
AUD	3,458,098	USD	2,484,000	JPMorgan Chase Bank N.A.	5/14/2019	(45,493)
CAD	3,304,613	USD	2,488,721	JPMorgan Chase Bank N.A.	5/13/2019	(21,308)
CAD	6,417,832	USD	4,872,000	JPMorgan Chase Bank N.A.	5/14/2019	(79,949)
GBP	940,897	USD	1,244,000	JPMorgan Chase Bank N.A.	5/13/2019	(16,327)
GBP	1,326,534	USD	1,763,000	JPMorgan Chase Bank N.A.	5/14/2019	(32,052)
INR	5,980,440	USD	86,000	JPMorgan Chase Bank N.A.	5/13/2019	(143)
KRW	135,486,000	USD	120,584	Goldman Sachs International	5/14/2019	(4,548)
NOK	35,373,634	USD	4,126,000	Goldman Sachs International	5/14/2019	(23,770)
NZD	15,187,162	USD	10,322,000	Goldman Sachs International	5/14/2019	(176,333)
SEK	37,590,507	USD	4,066,000	Goldman Sachs International	5/14/2019	(103,926)
USD	812,000	AUD	1,151,218	JPMorgan Chase Bank N.A.	7/10/2019	(917)
USD	4,201,000	CAD	5,637,015	JPMorgan Chase Bank N.A.	5/14/2019	(8,033)
USD	758,000	CAD	1,019,219	JPMorgan Chase Bank N.A.	7/10/2019	(4,141)
USD	6,388,319	GBP	4,943,387	JPMorgan Chase Bank N.A.	5/13/2019	(61,763)
USD	121,299	ILS	439,381	JPMorgan Chase Bank N.A.	5/13/2019	(915)
USD	329,466	INR	23,458,980	JPMorgan Chase Bank N.A.	7/10/2019	(4,859)
USD	114,806	MXN	2,241,897	Goldman Sachs International	5/13/2019	(3,238)
USD	5,310,000	NZD	7,956,415	Goldman Sachs International	7/10/2019	(11,059)
USD	112,573	RUB	7,501,212	Goldman Sachs International	5/14/2019	(3,237)

						$(602,474)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Equity Futures
BIST 30 Index	Long	TRY	2,520	$5,142,922	June - 2019	$12,838
CAC 40 Index	Long	EUR	57	3,545,944	May - 2019	94,702
FTSE 100 Index	Long	GBP	24	2,306,985	June - 2019	94,716
FTSE MIB Index	Long	EUR	28	3,369,264	June - 2019	185,442
Hang Seng China Enterprises Index	Short	HKD	78	5,701,752	May - 2019	26,810
IBEX 35 Index	Long	EUR	36	3,860,219	May - 2019	38,103

Portfolio of Investments (unaudited) – continued

Futures Contracts - continued

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives - continued

Equity Futures - continued
IBOV Index	Long	BRL	30	$742,330	June - 2019	$2,242
KOSPI 200 Index	Long	KRW	51	3,115,054	June - 2019	39,493
NIFTY Index	Short	USD	153	3,604,374	May - 2019	9,476
OMX Stockholm 30 Index	Long	SEK	114	2,003,401	May - 2019	47,602
S&P/ASX 200 Index	Short	AUD	61	6,777,107	June - 2019	63,656

						$615,080

Interest Rate Futures
German Euro-Bund 10 yr	Long	EUR	7	$1,297,882	June - 2019	$2,396
Japan Government Bond 10 yr	Long	JPY	12	16,452,803	June - 2019	4,506

						$6,902

						$621,982

Liability Derivatives

Equity Futures
AEX 25 Index	Short	EUR	18	$2,294,376	May - 2019	$(54,693)
DAX Index	Short	EUR	8	2,770,576	June - 2019	(191,257)
FTSE/JSE Top 40 Index	Short	ZAR	20	735,911	June - 2019	(18,735)
Hang Seng Index	Long	HKD	34	6,385,835	May - 2019	(80,560)
Mexican Bolsa Index	Short	MXN	17	400,767	June - 2019	(13,248)
MSCI Singapore Index	Short	SGD	8	222,660	May - 2019	(1,529)
MSCI Taiwan Index	Short	USD	3	122,610	May - 2019	(471)
Russell 2000 Index	Short	USD	218	17,376,780	June - 2019	(624,751)
S&P 500 Index	Short	USD	216	31,843,800	June - 2019	(1,973,621)
S&P MidCap 400 Index	Short	USD	82	16,181,880	June - 2019	(817,144)
Topix Index	Short	JPY	32	4,626,514	June - 2019	(27,928)

						$(3,803,937)

Interest Rate Futures
Australian Note 10 yr	Short	AUD	49	$4,776,542	June - 2019	$(78,554)
Canadian Treasury Bond 10 yr	Short	CAD	182	18,771,934	June - 2019	(131,408)
Long Gilt 10 yr	Long	GBP	22	3,652,556	June - 2019	(1,182)
U.S. Treasury Note 10 yr	Short	USD	58	7,172,969	June - 2019	(62,012)

						$(273,156)

						$(4,077,093)

Portfolio of Investments (unaudited) – continued

Cleared Swap Agreements

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives

Interest Rate Swaps
4/11/21	USD	42,850,000	centrally cleared	2.437%/Semi-annually	2.581% FLR (3-Month Libor)/Quarterly	$34,358	$—	$34,358
3/01/24	USD	19,822,000	centrally cleared	2.533%/Semi-annually	2.629% FLR (3-Month Libor)/Quarterly	189,659	—	189,659
4/11/29	USD	9,414,447	centrally cleared	2.581% FLR (3-Month Libor)/Quarterly	2.482%/Semi-annually	6,168	—	6,168

						$230,185	$—	$230,185

Liability Derivatives

Interest Rate Swaps
3/01/49	USD	4,400,000	centrally cleared	2.629% FLR (3-Month Libor)/Quarterly	2.844%/Semi-annually	$(135,317)	$—	$(135,317)

At April 30, 2019, the fund had cash collateral of $712,057 and other liquid securities with an aggregate value of $13,398,318 to cover any collateral or margin obligations for securities sold short and certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $140,592,668)	$154,060,951
Investments in affiliated issuers, at value (identified cost, $21,233,083)	21,233,083
Cash	166,389
Foreign currency, at value (identified cost, $61,578)	61,578
Deposits with brokers for
Futures contracts	700,038
Securities sold short	12,019
Receivables for
Net daily variation margin on open cleared swap agreements	18,160
Forward foreign currency exchange contracts	980,335
Net daily variation margin on open futures contracts	151,192
Investments sold	292,450
Fund shares sold	159,246
Interest and dividends	744,889
Receivable from investment adviser	15,397
Other assets	752
Total assets	$178,596,479

Liabilities
Payables for
Securities sold short, at value (proceeds received, $17,614)	$23,005
Forward foreign currency exchange contracts	602,474
Net daily variation margin on open futures contracts	30,569
Investments purchased	605,473
Fund shares reacquired	71,594
Payable to affiliates
Shareholder servicing costs	90,234
Distribution and service fees	1,385
Payable for independent Trustees’ compensation	853
Deferred country tax expense payable	2,062
Accrued expenses and other liabilities	145,362
Total liabilities	$1,573,011
Net assets	$177,023,468

Net assets consist of
Paid-in capital	$204,451,127
Total distributable earnings (loss)	(27,427,659)
Net assets	$177,023,468
Shares of beneficial interest outstanding	16,709,170

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$33,042,550	3,127,609	$10.56
Class B	4,933,242	476,763	10.35
Class C	11,289,981	1,088,208	10.37
Class I	120,626,415	11,345,249	10.63
Class R1	205,822	20,098	10.24
Class R2	819,534	78,470	10.44
Class R3	1,004,447	95,002	10.57
Class R4	50,634	4,752	10.66
Class R6	5,050,843	473,019	10.68

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.20 [100 / 94.25 x $10.56]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$1,261,633
Interest	665,692
Dividends from affiliated issuers	284,413
Other	4,907
Foreign taxes withheld	(45,584)
Total investment income	$2,171,061
Expenses
Management fee	$704,178
Distribution and service fees	130,324
Shareholder servicing costs	74,553
Administrative services fee	17,242
Independent Trustees’ compensation	3,338
Custodian fee	95,087
Shareholder communications	16,667
Audit and tax fees	49,595
Legal fees	1,085
Dividend and interest expense on securities sold short	377
Interest expense and fees	51,933
Registration fees	68,275
Miscellaneous	37,094
Total expenses	$1,249,748
Fees paid indirectly	(4,114)
Reduction of expenses by investment adviser and distributor	(150,464)
Net expenses	$1,095,170
Net investment income (loss)	$1,075,891

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $221 country tax)	$4,787,460
Affiliated issuers	64
Futures contracts	5,194,395
Forward foreign currency exchange contracts	854,373
Foreign currency	(87,190)
Net realized gain (loss)	$10,749,102
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $1,059 increase in deferred country tax)	$9,398,831
Affiliated issuers	1,398
Futures contracts	(11,092,207)
Swap agreements	94,868
Securities sold short	(2,358)
Forward foreign currency exchange contracts	(770,330)
Translation of assets and liabilities in foreign currencies	(67,040)
Net unrealized gain (loss)	$(2,436,838)
Net realized and unrealized gain (loss)	$8,312,264
Change in net assets from operations	$9,388,155

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/19 (unaudited)	Year ended 10/31/18

From operations
Net investment income (loss)	$1,075,891	$1,884,157
Net realized gain (loss)	10,749,102	7,078,537
Net unrealized gain (loss)	(2,436,838)	(8,965,439)
Change in net assets from operations	$9,388,155	$(2,745)
Total distributions to shareholders	$(1,715,111)	$(5,670,263)
Change in net assets from fund share transactions	$(30,646,242)	$(96,629,679)
Total change in net assets	$(22,973,198)	$(102,302,687)

Net assets
At beginning of period	199,996,666	302,299,353
At end of period	$177,023,468	$199,996,666

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/19		Year ended
Class A			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$10.07		$10.26	$10.00	$10.38	$10.65	$10.28

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.06	$0.04	$0.06	$0.05	$0.05
Net realized and unrealized gain (loss)	0.51		(0.07)	0.46	(0.35)	(0.23)	0.45
Total from investment operations	$0.57		$(0.01)	$0.50	$(0.29)	$(0.18)	$0.50

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.18)	$(0.24)	$(0.09)	$(0.09)	$(0.13)
Net asset value, end of period (x)	$10.56		$10.07	$10.26	$10.00	$10.38	$10.65
Total return (%) (r)(s)(t)(x)	5.71	(n)	(0.06)	5.18	(2.77)	(1.67)	4.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.46	1.63	1.47	1.40	1.47
Expenses after expense reductions (f)	1.35	(a)	1.37	1.51	1.46	1.39	1.40
Net investment income (loss)	1.12	(a)	0.64	0.39	0.57	0.49	0.45
Portfolio turnover	25	(n)	37	37	51	49	94
Net assets at end of period (000 omitted)	$33,043		$35,972	$50,452	$125,642	$181,537	$128,066

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.29	(a)	1.34	1.40	1.39	1.39	1.40

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class B			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$9.82		$10.01	$9.76	$10.14	$10.41	$10.07

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.01)	$(0.03)	$(0.02)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	0.51		(0.07)	0.44	(0.33)	(0.22)	0.44
Total from investment operations	$0.53		$(0.08)	$0.41	$(0.35)	$(0.25)	$0.41

Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.11)	$(0.16)	$(0.03)	$(0.02)	$(0.07)
Net asset value, end of period (x)	$10.35		$9.82	$10.01	$9.76	$10.14	$10.41
Total return (%) (r)(s)(t)(x)	5.40	(n)	(0.81)	4.35	(3.50)	(2.42)	4.10

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.27	(a)	2.21	2.37	2.22	2.15	2.22
Expenses after expense reductions (f)	2.10	(a)	2.12	2.25	2.21	2.14	2.15
Net investment income (loss)	0.37	(a)	(0.09)	(0.29)	(0.18)	(0.24)	(0.30)
Portfolio turnover	25	(n)	37	37	51	49	94
Net assets at end of period (000 omitted)	$4,933		$5,061	$6,354	$8,714	$9,654	$8,637

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.04	(a)	2.09	2.15	2.14	2.14	2.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class C			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$9.85		$10.00	$9.74	$10.13	$10.40	$10.06

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.01)	$(0.03)	$(0.02)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	0.50		(0.06)	0.44	(0.34)	(0.22)	0.44
Total from investment operations	$0.52		$(0.07)	$0.41	$(0.36)	$(0.25)	$0.41

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.15)	$(0.03)	$(0.02)	$(0.07)
Net asset value, end of period (x)	$10.37		$9.85	$10.00	$9.74	$10.13	$10.40
Total return (%) (r)(s)(t)(x)	5.28	(n)	(0.72)	4.35	(3.53)	(2.37)	4.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.27	(a)	2.22	2.38	2.22	2.15	2.22
Expenses after expense reductions (f)	2.10	(a)	2.13	2.26	2.21	2.14	2.15
Net investment income (loss)	0.36	(a)	(0.10)	(0.30)	(0.18)	(0.26)	(0.30)
Portfolio turnover	25	(n)	37	37	51	49	94
Net assets at end of period (000 omitted)	$11,290		$13,845	$24,540	$43,754	$55,745	$41,318

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.04	(a)	2.10	2.15	2.14	2.14	2.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class I			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$10.15		$10.35	$10.10	$10.48	$10.75	$10.37

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.09	$0.07	$0.08	$0.07	$0.07
Net realized and unrealized gain (loss)	0.52		(0.07)	0.46	(0.34)	(0.22)	0.46
Total from investment operations	$0.59		$0.02	$0.53	$(0.26)	$(0.15)	$0.53

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)	$(0.28)	$(0.12)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$10.63		$10.15	$10.35	$10.10	$10.48	$10.75
Total return (%) (r)(s)(t)(x)	5.89	(n)	0.19	5.42	(2.52)	(1.44)	5.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.21	1.38	1.22	1.15	1.23
Expenses after expense reductions (f)	1.10	(a)	1.12	1.26	1.21	1.15	1.15
Net investment income (loss)	1.37	(a)	0.90	0.71	0.82	0.69	0.68
Portfolio turnover	25	(n)	37	37	51	49	94
Net assets at end of period (000 omitted)	$120,626		$137,065	$211,360	$371,340	$538,464	$228,066

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.04	(a)	1.10	1.15	1.14	1.15	1.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R1			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$9.72		$9.93	$9.72	$10.10	$10.37	$10.02

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.01)	$(0.03)	$(0.02)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	0.50		(0.07)	0.44	(0.33)	(0.22)	0.44
Total from investment operations	$0.52		$(0.08)	$0.41	$(0.35)	$(0.25)	$0.41

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.20)	$(0.03)	$(0.02)	$(0.06)
Net asset value, end of period (x)	$10.24		$9.72	$9.93	$9.72	$10.10	$10.37
Total return (%) (r)(s)(t)(x)	5.35	(n)	(0.83)	4.38	(3.52)	(2.42)	4.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.27	(a)	2.22	2.37	2.23	2.15	2.22
Expenses after expense reductions (f)	2.10	(a)	2.13	2.24	2.22	2.14	2.15
Net investment income (loss)	0.38	(a)	(0.08)	(0.26)	(0.21)	(0.29)	(0.29)
Portfolio turnover	25	(n)	37	37	51	49	94
Net assets at end of period (000 omitted)	$206		$195	$363	$328	$239	$151

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.04	(a)	2.10	2.15	2.15	2.14	2.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R2			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$9.91		$10.11	$9.89	$10.26	$10.53	$10.18

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.04	$0.02	$0.03	$0.03	$0.02
Net realized and unrealized gain (loss)	0.50		(0.06)	0.44	(0.34)	(0.23)	0.45
Total from investment operations	$0.54		$(0.02)	$0.46	$(0.31)	$(0.20)	$0.47

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.18)	$(0.24)	$(0.06)	$(0.07)	$(0.12)
Net asset value, end of period (x)	$10.44		$9.91	$10.11	$9.89	$10.26	$10.53
Total return (%) (r)(s)(t)(x)	5.50	(n)	(0.22)	4.81	(2.99)	(1.88)	4.64

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.71	1.86	1.72	1.65	1.73
Expenses after expense reductions (f)	1.60	(a)	1.61	1.74	1.72	1.64	1.65
Net investment income (loss)	0.85	(a)	0.42	0.23	0.31	0.26	0.18
Portfolio turnover	25	(n)	37	37	51	49	94
Net assets at end of period (000 omitted)	$820		$1,434	$1,560	$1,300	$1,139	$1,028

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.54	(a)	1.59	1.65	1.65	1.64	1.65

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R3			10/31/18		10/31/17	10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$10.09		$10.29		$10.06	$10.39	$10.65	$10.28

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.07		$0.05	$0.05	$0.05	$0.05
Net realized and unrealized gain (loss)	0.51		(0.07)		0.45	(0.34)	(0.23)	0.45
Total from investment operations	$0.57		$0.00	(w)	$0.50	$(0.29)	$(0.18)	$0.50

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20)		$(0.27)	$(0.04)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$10.57		$10.09		$10.29	$10.06	$10.39	$10.65
Total return (%) (r)(s)(t)(x)	5.69	(n)	0.00	(w)	5.17	(2.83)	(1.72)	4.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.46		1.61	1.49	1.40	1.47
Expenses after expense reductions (f)	1.35	(a)	1.37		1.49	1.47	1.39	1.40
Net investment income (loss)	1.13	(a)	0.65		0.49	0.47	0.43	0.48
Portfolio turnover	25	(n)	37		37	51	49	94
Net assets at end of period (000 omitted)	$1,004		$997		$1,009	$932	$707	$270

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.29	(a)	1.34		1.40	1.40	1.39	1.40

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R4			10/31/18	10/31/17	10/31/16	10/31/15		10/31/14
	(unaudited)
Net asset value, beginning of period	$10.18		$10.37	$10.13	$10.44	$10.76		$10.38

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.09	$0.07	$0.09	$0.09		$0.08
Net realized and unrealized gain (loss)	0.52		(0.07)	0.46	(0.35)	(0.30	)(g)	0.45
Total from investment operations	$0.59		$0.02	$0.53	$(0.26)	$(0.21)		$0.53

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.21)	$(0.29)	$(0.05)	$(0.11)		$(0.15)
Net asset value, end of period (x)	$10.66		$10.18	$10.37	$10.13	$10.44		$10.76
Total return (%) (r)(s)(t)(x)	5.88	(n)	0.24	5.40	(2.50)	(1.94)		5.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.22	1.39	1.22	1.14		1.21
Expenses after expense reductions (f)	1.10	(a)	1.13	1.26	1.21	1.13		1.15
Net investment income (loss)	1.33	(a)	0.91	0.71	0.85	0.81		0.75
Portfolio turnover	25	(n)	37	37	51	49		94
Net assets at end of period (000 omitted)	$51		$90	$128	$192	$161		$1,483

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.04	(a)	1.10	1.15	1.14	1.13		1.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R6			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$10.20		$10.41	$10.16	$10.54	$10.81	$10.42

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.10	$0.09	$0.09	$0.06	$0.08
Net realized and unrealized gain (loss)	0.53		(0.08)	0.45	(0.35)	(0.21)	0.46
Total from investment operations	$0.60		$0.02	$0.54	$(0.26)	$(0.15)	$0.54

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.23)	$(0.29)	$(0.12)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$10.68		$10.20	$10.41	$10.16	$10.54	$10.81
Total return (%) (r)(s)(t)(x)	5.93	(n)	0.24	5.57	(2.45)	(1.38)	5.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.16	1.24	1.12	1.08	1.14
Expenses after expense reductions (f)	1.03	(a)	1.07	1.12	1.11	1.07	1.07
Net investment income (loss)	1.45	(a)	0.97	0.84	0.92	0.61	0.79
Portfolio turnover	25	(n)	37	37	51	49	94
Net assets at end of period (000 omitted)	$5,051		$5,337	$6,533	$5,743	$4,099	$140

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.97	(a)	1.04	1.03	1.04	1.07	1.07

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Alternative Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have

Notes to Financial Statements (unaudited) – continued

been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the

Notes to Financial Statements (unaudited) – continued

security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap

Notes to Financial Statements (unaudited) – continued

agreements. The following is a summary of the levels used as of April 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$83,499,781	$—	$—	$83,499,781
United Kingdom	6,085,318	2,397	—	6,087,715
Japan	81,691	5,173,732	—	5,255,423
France	4,845,953	—	—	4,845,953
Switzerland	4,573,243	—	—	4,573,243
Germany	3,228,347	—	—	3,228,347
Canada	1,694,989	—	—	1,694,989
China	1,053,662	—	—	1,053,662
Spain	1,048,541	—	—	1,048,541
Other Countries	7,493,317	41,660	—	7,534,977
U.S. Corporate Bonds	—	32,247,177	—	32,247,177
Foreign Bonds	—	2,991,143	—	2,991,143
Mutual Funds	21,233,083	—	—	21,233,083
Total	$134,837,925	$40,456,109	$—	$175,294,034

Securities Sold Short	$(23,005)	$—	$—	$(23,005)

Other Financial Instruments
Futures Contracts – Assets	$9,144	$612,838	$—	$621,982
Futures Contracts – Liabilities	(3,701,920)	(375,173)	—	(4,077,093)
Forward Foreign Currency Exchange Contracts – Assets	—	980,335	—	980,335
Forward Foreign Currency Exchange Contracts – Liabilities	—	(602,474)	—	(602,474)
Swap Agreements – Assets	—	230,185	—	230,185
Swap Agreements – Liabilities	—	(135,317)	—	(135,317)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets, asset classes, and currencies resulting from the fund’s individual

Notes to Financial Statements (unaudited) – continued

security selections. Derivatives are used to increase the fund’s exposure to markets, asset classes, or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$6,902	$(273,156)
Interest Rate	Interest Rate Swaps	230,185	(135,317)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	980,335	(602,474)
Equity	Equity Futures	615,080	(3,803,937)
Total		$1,832,502	$(4,814,884)

(a)

Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$7,295	$—
Foreign Exchange	—	854,373
Equity	5,187,100	—
Total	$5,194,395	$854,373

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(754,049)	$94,868	$—
Foreign Exchange	—	—	(770,330)
Equity	(10,338,158)	—	—
Total	$(11,092,207)	$94,868	$(770,330)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2019:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Future Contracts (a)	$151,192	$(30,569)
Cleared Swaps Agreements (a)	18,160	—
Forward Foreign Currency Exchange Contracts	980,335	(602,474)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$1,149,687	$(633,043)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	169,352	(30,569)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$980,335	$(602,474)

(a)

The amount presented here represents the fund’s current day net variation margin for futures contracts and for cleared swaps agreements. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2019:

		Amounts Not Offset in the Statement of Assets & Liabilities

	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Goldman Sachs International	$339,089	$(326,111)	$—	$—	$12,978
JPMorgan Chase Bank N.A.	641,246	(276,363)	—	(310,000)	54,883
Total	$980,335	$(602,474)	$—	$(310,000)	$67,861

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2019:

		Amounts Not Offset in the Statement of Assets & Liabilities

	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Goldman Sachs International	$(326,111)	$326,111	$—	$—	$—
JPMorgan Chase Bank N.A.	(276,363)	276,363	—	—	—
Total	$(602,474)	$602,474	$—	$—	$—

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to

Notes to Financial Statements (unaudited) – continued

unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized

Notes to Financial Statements (unaudited) – continued

appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2019, this expense amounted to $377. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/18
Ordinary income (including any short-term capital gains)	$5,670,263

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/19

Cost of investments	$162,162,420
Gross appreciation	20,172,938

Gross depreciation	(7,041,324)
Net unrealized appreciation (depreciation)	$13,131,614

As of 10/31/18

Undistributed ordinary income	1,713,654
Capital loss carryforwards	(41,158,668)
Other temporary differences	40,412
Net unrealized appreciation (depreciation)	4,303,899

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(41,158,668)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 4/30/19	Year ended 10/31/18
Class A	$248,713	$886,465
Class B	71	67,692
Class C	—	179,880
Class I	1,397,371	4,302,441
Class R1	—	4,670
Class R2	1,179	27,758
Class R3	8,830	21,731
Class R4	915	2,787
Class R6	58,032	176,839
Total	$1,715,111	$5,670,263

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2019, this management fee reduction amounted to $8,673, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.79% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.97%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2020. For the six months ended April 30, 2019, this reduction amounted to $141,650, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,274 for the six months ended April 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$40,407
Class B	0.75%	0.25%	1.00%	1.00%	24,447
Class C	0.75%	0.25%	1.00%	1.00%	61,131
Class R1	0.75%	0.25%	1.00%	1.00%	980
Class R2	0.25%	0.25%	0.50%	0.50%	2,133
Class R3	—	0.25%	0.25%	0.25%	1,226
Total Distribution and Service Fees					$130,324

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2019, this rebate amounted to $141 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2019, were as follows:

Amount
Class A	$—
Class B	5,212
Class C	11

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2019, the fee was $5,345, which equated to 0.0061% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $69,208.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.0196% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2019, the fee paid by the fund under this agreement was $167 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $19,380 and $61,742, respectively. The sales transactions resulted in net realized gains (losses) of $11,453.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended April 30, 2019, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$1,366,035
Non-U.S. Government securities	$38,701,428	$61,543,604

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	429,925	$4,322,719	780,705	$7,850,865
Class B	16,594	165,756	48,937	481,543
Class C	33,258	332,636	48,226	475,523
Class I	2,414,849	25,044,392	3,262,292	33,086,213
Class R1	28	273	376	3,660
Class R2	1,008	10,088	23,026	227,746
Class R3	10,094	102,224	36,340	368,536
Class R4	668	6,935	1,370	14,015
Class R6	78,755	805,174	266,994	2,743,614
	2,985,179	$30,790,197	4,468,266	$45,251,715

Shares issued to shareholders in reinvestment of distributions
Class A	22,165	$217,875	78,434	$785,123
Class B	6	71	5,720	56,224
Class C	—	—	16,232	159,888
Class I	127,664	1,262,597	381,284	3,839,533
Class R1	—	—	480	4,670
Class R2	121	1,179	2,812	27,758
Class R3	898	8,830	2,167	21,731
Class R4	92	915	276	2,787
Class R6	4,608	45,760	14,958	151,223
	155,554	$1,537,227	502,363	$5,048,937

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(896,862)	$(9,033,528)	(2,205,097)	$(22,134,668)
Class B	(55,196)	(547,584)	(174,047)	(1,714,749)
Class C	(351,159)	(3,489,808)	(1,111,342)	(10,957,958)
Class I	(4,698,147)	(47,688,992)	(10,560,632)	(107,220,948)
Class R1	(7)	(66)	(17,348)	(170,377)
Class R2	(67,390)	(666,023)	(35,295)	(351,816)
Class R3	(14,822)	(149,026)	(37,752)	(378,874)
Class R4	(4,885)	(51,045)	(5,155)	(51,731)
Class R6	(133,682)	(1,347,594)	(386,248)	(3,949,210)
	(6,222,150)	$(62,973,666)	(14,532,916)	$(146,930,331)

Net change
Class A	(444,772)	$(4,492,934)	(1,345,958)	$(13,498,680)
Class B	(38,596)	(381,757)	(119,390)	(1,176,982)
Class C	(317,901)	(3,157,172)	(1,046,884)	(10,322,547)
Class I	(2,155,634)	(21,382,003)	(6,917,056)	(70,295,202)
Class R1	21	207	(16,492)	(162,047)
Class R2	(66,261)	(654,756)	(9,457)	(96,312)
Class R3	(3,830)	(37,972)	755	11,393
Class R4	(4,125)	(43,195)	(3,509)	(34,929)
Class R6	(50,319)	(496,660)	(104,296)	(1,054,373)
	(3,081,417)	$(30,646,242)	(9,562,287)	$(96,629,679)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2019, the fund’s commitment fee and interest expense were $607 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,744,739	$60,430,642	$73,943,760	$64	$1,398	$21,233,083

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$284,413	$—

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 17, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2019

*	Print name and title of each signing officer under his or her signature.